                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549
                                 FORM N-CSR
                 CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES
                Investment Company Act file number 811-09169

                --------------------------------------------
                SunAmerica Strategic Investment Series, Inc.
--------------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                            Robert M. Zakem, Esq.
                   Senior Vice President & General Counsel
                    AIG SunAmerica Asset Management Corp.
                        Harborside Financial Center,
                                3200 Plaza 5
                           Jersey City, NJ 07311
--------------------------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363
                                                    ----------------------------
Date of fiscal year end: October 31, 2003
                         --------------------------
Date of reporting period: October 31, 2003
                          -------------------------

Item 1. Reports to Shareholders

[GRAPHIC]

SUNAMERICA

THE RETIREMENT SPECIALIST

STRATEGIC INVESTMENT SERIES

2003 ANNUAL REPORT

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

OCTOBER 31, 2003                                                   ANNUAL REPORT

     SUNAMERICA
     STRATEGIC INVESTMENT SERIES, INC.

     SUNAMERICA BIOTECH/HEALTH FUND (SBHAX)

     TAX MANAGED EQUITY FUND (TXMAX)

     SUNAMERICA STOCK INDEX FUND (NBSKX)

     SUNAMERICA SCIENCE & TECHNOLOGY FUND (NSTAX)

     SUNAMERICA AGGRESSIVE GROWTH LIFESTAGE FUND (NKLAX)

     SUNAMERICA MODERATE GROWTH LIFESTAGE FUND (NLMAX)

     SUNAMERICA CONSERVATIVE GROWTH LIFESTAGE FUND (NCLAX)

     TABLE OF CONTENTS

     STATEMENT OF ASSETS AND LIABILITIES                           1

     STATEMENT OF OPERATIONS                                       3

     STATEMENT OF CHANGES IN NET ASSETS                            4

     FINANCIAL HIGHLIGHTS                                          7

     PORTFOLIO OF INVESTMENTS                                     14

     NOTES TO FINANCIAL STATEMENTS                                31

     REPORT OF INDEPENDENT AUDITORS                               52

     DIRECTOR INFORMATION                                         53

     SHAREHOLDER TAX INFORMATION                                  55

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2003

                                                                                       TAX
                                                                    BIOTECH/          MANAGED        STOCK          SCIENCE &
                                                                     HEALTH           EQUITY         INDEX         TECHNOLOGY
                                                                      FUND             FUND           FUND            FUND
                                                                 -----------------------------------------------------------------
ASSETS:
Investment securities, at value*                                 $   35,352,778  $   59,980,518  $   38,711,278  $   13,767,783
Short-term securities (cost equals market)                                   --         756,000         129,929         226,534
Repurchase agreements (cost equals market)                           13,337,000              --       2,066,000              --
Foreign cash@                                                                --              --              --              33
Deposit with brokers for securities sold short                        6,398,134              --              --              --
Cash                                                                        394             356             302              --
Receivable for investments sold                                       1,032,952              --              --          11,395
Receivable for fund shares sold                                         102,860          49,169          36,941          10,660
Interest and dividends receivable                                           358         104,162          52,090           8,822
Receivable for variation margin on futures contracts                         --              --           2,100              --
Receivable from investment adviser                                        7,845          12,650          37,694          35,823
Prepaid expenses                                                            447             688             314             911
                                                                 --------------  --------------  --------------  --------------
    Total assets                                                     56,232,768      60,903,543      41,036,648      14,061,961
                                                                 --------------  --------------  --------------  --------------
LIABILITIES:
Payable for investments purchased                                            --              --          10,076          31,203
Payable for fund shares redeemed                                        149,893          87,276          15,746          32,212
Accrued expenses                                                        120,455         122,932          64,971          60,651
Investment advisory and management fees payable                          31,908          43,396           9,204          10,333
Distribution and service maintenance fees payable                        32,006          42,916          26,552           9,540
Securities sold short, at value#                                      6,470,650              --              --              --
                                                                 --------------  --------------  --------------  --------------
    Total liabilities                                                 6,804,912         296,520         126,549         143,939
                                                                 --------------  --------------  --------------  --------------
      Net assets                                                 $   49,427,856  $   60,607,023  $   40,910,099  $   13,918,022
                                                                 ==============  ==============  ==============  ==============
NET ASSETS WERE COMPOSED OF:
Common Stock $.0001 par value                                    $          511  $          591  $          439  $          454
Paid-in capital                                                      78,393,205      97,064,042      48,423,439      32,964,909
                                                                 --------------  --------------  --------------  --------------
                                                                     78,393,716      97,064,633      48,423,878      32,965,363
Accumulated undistributed net investment income (loss)                   (3,177)         (8,076)        161,898            (341)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short and
 foreign exchange transactions                                      (36,097,343)    (30,923,844)     (2,407,209)    (21,092,768)
Net unrealized appreciation (depreciation) on:
 Investments                                                          7,215,242      (5,525,690)     (5,324,943)      2,045,766
 Futures contracts                                                           --              --          56,475              --
 Foreign exchange transactions and other assets and liabilites               --              --              --               2
 Securities sold short                                                  (80,582)             --              --              --
                                                                 --------------  --------------  --------------  --------------
      Net assets                                                 $   49,427,856  $   60,607,023  $   40,910,099  $   13,918,022
                                                                 ==============  ==============  ==============  ==============
*Identified cost of investment securities                        $   28,137,536  $   65,506,208  $   44,036,221  $   11,722,017
                                                                 ==============  ==============  ==============  ==============
@Identified cost of foreign cash                                 $           --  $           --  $           --  $           31
                                                                 ==============  ==============  ==============  ==============
#Proceeds from securities sold short                             $    6,390,068  $           --  $           --  $           --
                                                                 ==============  ==============  ==============  ==============

                                                                   AGGRESSIVE       MODERATE     CONSERVATIVE
                                                                     GROWTH          GROWTH         GROWTH
                                                                   LIFESTAGE        LIFESTAGE     LIFESTAGE
                                                                      FUND            FUND            FUND
                                                                 ----------------------------------------------
ASSETS:
Investment securities, at value*                                 $   24,512,283  $   37,522,262  $   21,752,627
Short-term securities (cost equals market)                                   --              --              --
Repurchase agreements (cost equals market)                                   --              --              --
Foreign cash@                                                                --              --              --
Deposit with brokers for securities sold short                               --              --              --
Cash                                                                     12,267          81,472          16,072
Receivable for investments sold                                              --              --              --
Receivable for fund shares sold                                          15,826          39,472         101,628
Interest and dividends receivable                                            --              --              --
Receivable for variation margin on futures contracts                         --              --              --
Receivable from investment adviser                                       31,761          24,840          26,753
Prepaid expenses                                                            185             279             182
                                                                 --------------  --------------  --------------
    Total assets                                                     24,572,322      37,668,325      21,897,262
                                                                 --------------  --------------  --------------
LIABILITIES:
Payable for investments purchased                                            --              --              --
Payable for fund shares redeemed                                         12,597          40,294           4,825
Accrued expenses                                                         46,491          40,195          34,697
Investment advisory and management fees payable                           2,058           3,141           1,827
Distribution and service maintenance fees payable                         8,136          10,392           6,398
Securities sold short, at value#                                             --              --              --
                                                                 --------------  --------------  --------------
    Total liabilities                                                    69,282          94,022          47,747
                                                                 --------------  --------------  --------------
      Net assets                                                 $   24,503,040  $   37,574,303  $   21,849,515
                                                                 ==============  ==============  ==============
NET ASSETS WERE COMPOSED OF:
Common Stock $.0001 par value                                    $          315  $          425  $          234
Paid-in capital                                                      33,162,625      42,621,432      24,670,194
                                                                 --------------  --------------  --------------
                                                                     33,162,940      42,621,857      24,670,428
Accumulated undistributed net investment income (loss)                     (129)         12,298         108,039
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short and
 foreign exchange transactions                                      (10,829,107)     (8,506,445)     (4,910,855)
Net unrealized appreciation (depreciation) on:
 Investments                                                          2,169,336       3,446,593       1,981,903
 Futures contracts                                                           --              --              --
 Foreign exchange transactions and other assets and liabilites               --              --              --
 Securities sold short                                                       --              --              --
                                                                 --------------  --------------  --------------
      Net assets                                                 $   24,503,040  $   37,574,303  $   21,849,515
                                                                 ==============  ==============  ==============
*Identified cost of investment securities                        $   22,342,947  $   34,075,669  $   19,770,724
                                                                 ==============  ==============  ==============
@Identified cost of foreign cash                                 $           --  $           --  $           --
                                                                 ==============  ==============  ==============
#Proceeds from securities sold short                             $           --  $           --  $           --
                                                                 ==============  ==============  ==============

See Notes to Financial Statements

                                                                                      TAX
                                                                     BIOTECH/       MANAGED           STOCK        SCIENCE &
                                                                     HEALTH          EQUITY           INDEX       TECHNOLOGY
                                                                      FUND            FUND            FUND           FUND
                                                                 --------------------------------------------------------------
CLASS A (25 MILLION SHARES AUTHORIZED):
Net assets                                                       $   18,923,505  $   14,877,044  $   13,890,079  $    3,392,761
Common Stock issued and outstanding                                   1,928,241       1,418,134       1,482,750       1,086,265
Net asset value and redemption price per share
  (excluding any applicable contingent deferred sales charge)    $         9.81  $        10.49  $         9.37  $         3.12
Maximum sales charge (5.75% of offering price)                             0.60            0.64            0.57            0.19
                                                                 --------------  --------------  --------------  --------------
Maximum offering price to public                                 $        10.41  $        11.13  $         9.94  $         3.31
                                                                 ==============  ==============  ==============  ==============
CLASS B (25 MILLION SHARES AUTHORIZED):
Net assets                                                       $   17,842,584  $   22,694,315  $   23,601,415  $    9,366,727
Common Stock issued and outstanding                                   1,859,626       2,230,837       2,537,180       3,069,134
Net asset value, offering and redemption price
  per  share (excluding any applicable contingent
  deferred sales charge)                                         $         9.59  $        10.17  $         9.30  $         3.05
                                                                 ==============  ==============  ==============  ==============
CLASS II (25 MILLION SHARES AUTHORIZED):
Net assets                                                       $   12,661,767  $   23,035,664  $    3,418,605  $      949,039
Common Stock issued and outstanding                                   1,317,416       2,261,317         369,327         319,652
Net asset value and redemption price per share
  (excluding any applicable contingent deferred sales charge)    $         9.61  $        10.19  $         9.26  $         2.97
Maximum sales charge (1.00% of offering price)                             0.10            0.10            0.09            0.03
                                                                 --------------  --------------  --------------  --------------
Maximum offering price to public                                 $         9.71  $        10.29  $         9.35  $         3.00
                                                                 ==============  ==============  ==============  ==============
CLASS I (25 MILLION SHARES AUTHORIZED):
Net assets                                                       $           --  $           --  $           --  $      209,495
Common Stock issued and outstanding                                          --              --              --          66,700
Net asset value, offering and redemption price per share         $           --  $           --  $           --  $         3.14
                                                                 ==============  ==============  ==============  ==============

                                                                    AGGRESSIVE      MODERATE     CONSERVATIVE
                                                                      GROWTH         GROWTH         GROWTH
                                                                    LIFESTAGE       LIFESTAGE      LIFESTAGE
                                                                       FUND           FUND           FUND
                                                                 ----------------------------------------------
CLASS A (25 MILLION SHARES AUTHORIZED):
Net assets                                                       $    3,672,508  $    5,819,520  $    6,789,352
Common Stock issued and outstanding                                     472,660         658,051         727,298
Net asset value and redemption price per share
  (excluding any applicable contingent deferred sales charge)    $         7.77  $         8.84  $         9.34
Maximum sales charge (5.75% of offering price)                             0.47            0.54            0.57
                                                                 --------------  --------------  --------------
Maximum offering price to public                                 $         8.24  $         9.38  $         9.91
                                                                 ==============  ==============  ==============
CLASS B (25 MILLION SHARES AUTHORIZED):
Net assets                                                       $   11,818,419  $   14,169,624  $    7,567,461
Common Stock issued and outstanding                                   1,522,068       1,603,256         809,984
Net asset value, offering and redemption price
  per  share (excluding any applicable contingent
  deferred sales charge)                                         $         7.76  $         8.84  $         9.34
                                                                 ==============  ==============  ==============
CLASS II (25 MILLION SHARES AUTHORIZED):
Net assets                                                       $      533,176  $    1,601,141  $    1,661,669
Common Stock issued and outstanding                                      68,028         180,940         177,353
Net asset value and redemption price per share (excluding
  any applicable contingent deferred sales charge)               $         7.84  $         8.85  $         9.37
Maximum sales charge (1.00% of offering price)                             0.08            0.09            0.09
                                                                 --------------  --------------  --------------
Maximum offering price to public                                 $         7.92  $         8.94  $         9.46
                                                                 ==============  ==============  ==============
CLASS I (25 MILLION SHARES AUTHORIZED):
Net assets                                                       $    8,478,937  $   15,984,018  $    5,831,033
Common Stock issued and outstanding                                   1,088,909       1,807,670         623,944
Net asset value, offering and redemption price per share         $         7.79  $         8.84  $         9.35
                                                                 ==============  ==============  ==============

See Notes to Financial Statements

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED OCTOBER 31, 2003

                                                                                      TAX
                                                                    BIOTECH/        MANAGED          STOCK        SCIENCE &
                                                                     HEALTH         EQUITY           INDEX        TECHNOLOGY
                                                                      FUND           FUND            FUND            FUND
                                                                 --------------------------------------------------------------
INCOME:
Income:
  Interest                                                       $       77,241  $        1,733  $       19,569  $        1,250
  Dividends*                                                             26,050       1,098,402         561,450          39,772
                                                                 --------------  --------------  --------------  --------------
    Total income                                                        103,291       1,100,135         581,019          41,022
                                                                 --------------  --------------  --------------  --------------
Expenses:
  Investment advisory and management fees                               331,090         519,867          88,926          99,284
  Distribution and service maintenance fees-Class A                      57,668          52,568          33,994           8,990
  Distribution and service maintenance fees-Class B                     162,390         230,393         203,881          75,817
  Distribution and service maintenance fees-Class II                    114,299         231,020          28,349           7,111
  Service fees-Class I                                                       --              --              --             426
  Transfer agent fees and expenses-Class A                               50,186          40,285          27,761          14,389
  Transfer agent fees and expenses-Class B                               56,418          60,631          70,706          48,015
  Transfer agent fees and expenses-Class II                              42,251          59,631           9,325           6,653
  Transfer agent fees and expenses-Class I                                   --              --              --             459
  Registration fees-Class A                                              19,532          10,663          10,541          10,170
  Registration fees-Class B                                              17,718          10,873          14,542          13,081
  Registration fees-Class II                                             17,718          11,303           8,311           9,011
  Registration fees-Class I                                                  --              --              --           8,901
  Printing expense                                                        5,470             861          27,745          36,017
  Custodian fees and expenses                                            52,446          54,232          48,813          54,817
  Audit and tax fees                                                     27,525          27,294          28,043          28,458
  Legal fees and expenses                                                 6,202           8,843           5,895           4,448
  Directors' fees and expenses                                            3,897           6,152           2,299             183
  Dividend expense on securities sold short                               9,650              --              --              --
  Miscellaneous expenses                                                  7,914           9,187          12,589           3,687
                                                                 --------------  --------------  --------------  --------------
    Total expenses                                                      982,374       1,333,803         621,720         429,917
    Less: expenses waived/reimbursed by investment adviser             (117,176)       (146,883)       (222,555)       (210,685)
    Less: Fee paid indirectly (Note 9)                                       --              --              --          (2,354)
    Less: custody credits earned on cash balances                        (1,098)           (166)         (1,199)            (19)
                                                                 --------------  --------------  --------------  --------------
    Net expenses                                                        864,100       1,186,754         397,966         216,859
                                                                 --------------  --------------  --------------  --------------
Net investment income (loss)                                           (760,809)        (86,619)        183,053        (175,837)
                                                                 --------------  --------------  --------------  --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                               ( 637,572)     (4,260,050)       (155,844)     (1,390,002)
Net realized gain (loss) on futures contracts                                --              --         333,198              --
Net realized gain (loss) on securities sold short                      (244,929)             --              --              --
Net realized gain (loss) on foreign exchange and
 other assets and liabilities                                                --              --              --          (1,322)
Net change in unrealized appreciation (depreciation)
 on investments                                                      12,128,174      13,156,086       5,801,028       5,610,398
Net change in unrealized appreciation (depreciation)
 on futures contracts                                                        --              --         (27,113)             --
Net change in unrealized appreciation (depreciation)
 on foreign exchange transactions and other assets
 and liabilities                                                             --              --              --               2
Net change in unrealized appreciation (depreciation)
 on securities sold short                                               262,100              --              --              --
                                                                 --------------  --------------  --------------  --------------
Net realized and unrealized gain (loss) on investments,
  futures contracts, securities sold short, foreign
  currencies and other assets and liabilities                        11,507,773       8,896,036       5,951,269       4,219,076
                                                                 --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                       $   10,746,964  $    8,809,417  $    6,134,322  $    4,043,239
                                                                 ==============  ==============  ==============  ==============
*Net of foreign withholding taxes on dividends of                $           --  $          159  $           --  $        1,370
                                                                 ==============  ==============  ==============  ==============

                                                                   AGGRESSIVE       MODERATE      CONSERVATIVE
                                                                    GROWTH          GROWTH           GROWTH
                                                                   LIFESTAGE       LIFESTAGE       LIFESTAGE
                                                                     FUND            FUND            FUND
                                                                 ----------------------------------------------
INCOME:
Income:
  Interest                                                       $           --  $           --  $           --
  Dividends*                                                             43,975         255,732         287,035
                                                                 --------------  --------------  --------------
    Total income                                                         43,975         255,732         287,035
                                                                 --------------  --------------  --------------
Expenses:
  Investment advisory and management fees                                21,041          31,516          19,372
  Distribution and service maintenance fees-Class A                       3,161           4,514           4,689
  Distribution and service maintenance fees-Class B                      79,008          94,144          53,216
  Distribution and service maintenance fees-Class II                      2,798           9,419          11,215
  Service fees-Class I                                                       --              --              --
  Transfer agent fees and expenses-Class A                                5,705           4,670           3,790
  Transfer agent fees and expenses-Class B                               19,380          13,565           6,545
  Transfer agent fees and expenses-Class II                               3,350           3,350           3,190
  Transfer agent fees and expenses-Class I                                1,675           1,475           1,475
  Registration fees-Class A                                               9,950          10,030          10,510
  Registration fees-Class B                                              12,630          12,310          11,510
  Registration fees-Class II                                              8,955           9,675           9,315
  Registration fees-Class I                                              10,675          11,848          10,955
  Printing expense                                                       31,412          18,488           9,142
  Custodian fees and expenses                                            12,185          12,140          12,193
  Audit and tax fees                                                     33,605          33,169          33,323
  Legal fees and expenses                                                 6,126           6,729           5,865
  Directors' fees and expenses                                            1,764           2,589           1,690
  Dividend expense on securities sold short                                  --              --              --
  Miscellaneous expenses                                                  7,015           7,018           6,557
                                                                 --------------  --------------  --------------
    Total expenses                                                      270,435         286,649         214,552
    Less: expenses waived/reimbursed by investment adviser             (106,118)        (61,575)        (72,528)
    Less: Fee paid indirectly (Note 9)                                       --              --              --
    Less: custody credits earned on cash balances                            --              --              --
                                                                 --------------  --------------  --------------
    Net expenses                                                        164,317         225,074         142,024
                                                                 --------------  --------------  --------------
Net investment income (loss)                                           (120,342)         30,658         145,011
                                                                 --------------  --------------  --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                              (1,018,539)     (1,312,954)       (743,235)
Net realized gain (loss) on futures contracts                                --              --              --
Net realized gain (loss) on securities sold short                            --              --              --
Net realized gain (loss) on foreign exchange and
 other assets and liabilities                                                --              --              --
Net change in unrealized appreciation (depreciation)
 on investments                                                       5,444,669       6,539,464       3,033,761
Net change in unrealized appreciation (depreciation)
 on futures contracts                                                        --              --              --
Net change in unrealized appreciation (depreciation)
 on foreign exchange transactions and other assets
 and liabilities                                                             --              --              --
Net change in unrealized appreciation (depreciation)
 on securities sold short                                                    --              --              --
                                                                 --------------  --------------  --------------
Net realized and unrealized gain (loss) on investments,
  futures contracts, securities sold short, foreign
  currencies and other assets and liabilities                         4,426,130       5,226,510       2,290,526
                                                                 --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                       $    4,305,788  $    5,257,168  $    2,435,537
                                                                 ==============  ==============  ==============
*Net of foreign withholding taxes on dividends of                $           --  $           --  $           --
                                                                 ==============  ==============  ==============

See Notes to Financial Statements

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                       BIOTECH/HEALTH FUND          TAX MANAGED EQUITY FUND
                                                                 ------------------------------  ------------------------------
                                                                     FOR THE        FOR THE         FOR THE          FOR THE
                                                                      YEAR           YEAR            YEAR             YEAR
                                                                      ENDED          ENDED           ENDED            ENDED
                                                                   OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                                                      2003            2002            2003            2002
                                                                 --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                                   $     (760,809) $   (1,116,235) $      (86,619) $     (393,346)
  Net realized gain (loss) on investments                              (637,572)    (17,583,650)     (4,260,050)    (15,675,665)
  Net realized gain (loss) on capital gain distributions from
   underlying funds                                                          --              --              --              --
  Net realized gain (loss) on futures contracts                              --              --              --              --
  Net realized gain (loss) on securities sold short                    (244,929)             --              --              --
  Net realized gain (loss) on foreign exchange transactions
   and other assets and liabilities                                          --              --              --              --
  Net change in unrealized appreciation (depreciation) on
   investments                                                       12,128,174      (5,200,198)     13,156,086      (2,347,140)
  Net change in unrealized appreciation (depreciation) on
   futures contracts                                                         --              --              --              --
  Net change in unrealized appreciation (depreciation) on
   foreign exchange transactions and other assets and
   liabilities                                                               --              --              --              --
  Net change in unrealized appreciation (depreciation) on
   securities sold short                                                262,100         422,091              --              --
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets resulting from
 operations                                                          10,746,964     (23,477,992)      8,809,417     (18,416,151)
                                                                 --------------  --------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)                                            --              --              --              --
  Net investment income (Class B)                                            --              --              --              --
  Net investment income (Class II)                                           --              --              --              --
  Net investment income (Class I)                                            --              --              --              --
                                                                 --------------  --------------  --------------  ---------------
  Total distributions to shareholders                                        --              --              --              --
                                                                 --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (NOTE 8)                                 (5,616,681)     (9,222,459)    (16,922,143)    (25,890,226)
                                                                 --------------  --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               5,130,283     (32,700,451)     (8,112,726)    (44,306,377)
NET ASSETS:
Beginning of period                                                  44,297,573      76,998,024      68,719,749     113,026,126
                                                                 --------------  --------------  --------------  --------------
End of period                                                    $   49,427,856  $   44,297,573  $   60,607,023  $   68,719,749
                                                                 ==============  ==============  ==============  ==============
Accumulated undistributed net investment income (loss)           $       (3,177) $       (2,629) $       (8,076) $       (7,269)
                                                                 ==============  ==============  ==============  ==============

                                                                         STOCK INDEX FUND
                                                                 ------------------------------
                                                                    FOR THE         FOR THE
                                                                     YEAR            YEAR
                                                                     ENDED           ENDED
                                                                   OCTOBER 31,     OCTOBER 31,
                                                                     2003            2002
                                                                 ------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                                   $      183,053  $      101,290
  Net realized gain (loss) on investments                              (155,844)     (1,116,427)
  Net realized gain (loss) on capital gain distributions from
   underlying funds                                                          --              --
  Net realized gain (loss) on futures contracts                         333,198        (501,587)
  Net realized gain (loss) on securities sold short                          --              --
  Net realized gain (loss) on foreign exchange transactions
   and other assets and liabilities                                          --              --
  Net change in unrealized appreciation (depreciation) on
   investments                                                        5,801,028      (4,194,388)
  Net change in unrealized appreciation (depreciation) on
   futures contracts                                                    (27,113)         73,796
  Net change in unrealized appreciation (depreciation) on
   foreign exchange transactions and other assets and
   liabilities                                                               --              --
  Net change in unrealized appreciation (depreciation) on
   securities sold short                                                     --              --
                                                                 --------------  --------------
Net increase (decrease) in net assets resulting from
 operations                                                           6,134,322      (5,637,316)
                                                                 --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)                                       (69,075)        (50,367)
  Net investment income (Class B)                                       (33,854)         (4,344)
  Net investment income (Class II)                                       (5,066)           (282)
  Net investment income (Class I)                                            --              --
                                                                 --------------  --------------
  Total distributions to shareholders                                  (107,995)        (54,993)
                                                                 --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (NOTE 8)                                  5,881,677       3,765,201
                                                                 --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              11,908,004      (1,927,108)
NET ASSETS:
Beginning of period                                                  29,002,095      30,929,203
                                                                 --------------  --------------
End of period                                                    $   40,910,099  $   29,002,095
                                                                 ==============  ==============
Accumulated undistributed net investment income (loss)           $      161,898  $       87,654
                                                                 ==============  ==============

See Notes to Financial Statements

                                                                                                      AGGRESSIVE GROWTH
                                                                    SCIENCE & TECHNOLOGY FUND           LIFESTAGE FUND
                                                                 ------------------------------  ------------------------------
                                                                    FOR THE         FOR THE         FOR THE        FOR THE
                                                                      YEAR            YEAR            YEAR           YEAR
                                                                      ENDED           ENDED           ENDED          ENDED
                                                                   OCTOBER 31,     OCTOBER 31,     OCTOBER 31,    OCTOBER 31,
                                                                      2003            2002            2003           2002
                                                                 --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                                   $     (175,837) $     (206,954) $     (120,342) $      213,896
  Net realized gain (loss) on investments                            (1,390,002)     (5,035,553)     (1,018,539)     (4,812,315)
  Net realized gain (loss) on capital gain distributions
    from underlying funds                                                    --              --              --         190,574
  Net realized gain (loss) on futures contracts                              --              --              --              --
  Net realized gain (loss) on securities sold short                          --              --              --              --
  Net realized gain (loss) on foreign exchange transactions
    and other assets and liabilities                                     (1,322)         (1,525)             --              --
  Net change in unrealized appreciation (depreciation)
    on investments                                                    5,610,398         886,939       5,444,669        471,977
  Net change in unrealized appreciation (depreciation)
    on futures contracts                                                     --              --              --              --
  Net change in unrealized appreciation (depreciation)
    on foreign exchange transactions and other assets
    and liabilities                                                           2              --              --              --
  Net change in unrealized appreciation (depreciation)
    on securities sold short                                                 --              --              --              --
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets resulting from operations       4,043,239      (4,357,093)      4,305,788      (3,935,868)
                                                                 --------------  --------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)                                            --              --         (38,873)        (31,219)
  Net investment income (Class B)                                            --              --         (59,391)        (17,221)
  Net investment income (Class II)                                           --              --          (1,665)           (344)
  Net investment income (Class I)                                            --              --         (87,062)        (61,214)
                                                                 --------------  --------------  --------------  --------------
  Total distributions to shareholders                                        --              --        (186,991)       (109,998)
                                                                 --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS (NOTE 8)                                   647,408        (257,676)      1,323,973       1,241,280
                                                                 --------------  --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               4,690,647      (4,614,769)      5,442,770      (2,804,586)
NET ASSETS:
Beginning of period                                                   9,227,375      13,842,144      19,060,270      21,864,856
                                                                 --------------  --------------  --------------  --------------
End of period                                                    $   13,918,022  $    9,227,375  $   24,503,040  $   19,060,270
                                                                 ==============  ==============  ==============  ==============
Accumulated undistributed net investment income (loss)           $         (341) $         (226) $         (129) $      111,027
                                                                 ==============  ==============  ==============  ==============

See Notes to Financial Statements

                                                                         MODERATE GROWTH              CONSERVATIVE GROWTH
                                                                         LIFESTAGE FUND                 LIFESTAGE FUND
                                                                 ------------------------------  ------------------------------
                                                                    FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR            YEAR            YEAR            YEAR
                                                                      ENDED           ENDED           ENDED           ENDED
                                                                   OCTOBER 31,    OCTOBER 31,      OCTOBER 31,     OCTOBER 31,
                                                                      2003            2002            2003            2002
                                                                 --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                                   $       30,658  $      492,973  $      145,011  $      467,516
  Net realized gain (loss) on investments                            (1,312,954)     (3,977,340)       (743,235)     (1,943,093)
  Net realized gain (loss) on capital gain distributions from
    underlying funds                                                         --         206,108              --         110,236
  Net realized gain (loss) on futures contracts                              --              --              --              --
  Net realized gain (loss) on securities sold short                          --              --              --              --
  Net realized gain (loss) on foreign exchange transactions
    and other assets and liabilities                                         --              --              --              --
  Net change in unrealized appreciation (depreciation)
    on investments                                                    6,539,464        (688,725)      3,033,761        (255,689)
  Net change in unrealized appreciation (depreciation)
    on futures contracts                                                     --              --              --              --
  Net change in unrealized appreciation (depreciation)
    on foreign exchange transactions and other assets
    and liabilities                                                          --              --              --              --
  Net change in unrealized appreciation (depreciation)
    on securities sold short                                                 --              --              --              --
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets resulting from operations       5,257,168      (3,966,984)      2,435,537      (1,621,030)
                                                                 --------------  --------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)                                       (59,132)        (50,695)        (99,551)        (76,020)
  Net investment income (Class B)                                      (105,333)        (78,487)       (122,535)       (127,052)
  Net investment income (Class II)                                       (9,927)         (4,373)        (22,240)         (8,928)
  Net investment income (Class I)                                      (193,593)       (129,438)       (150,668)       (128,001)
                                                                 --------------  --------------  --------------  --------------
  Total distributions to shareholders                                  (367,985)       (262,993)       (394,994)       (340,001)
                                                                 --------------  --------------  --------------  --------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS (NOTE 8)                                               5,050,794       5,131,531       1,529,906         822,814
                                                                 --------------  --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               9,939,977         901,554       3,570,449      (1,138,217)
NET ASSETS:
Beginning of period                                                  27,634,326      26,732,772      18,279,066      19,417,283
                                                                 --------------  --------------  --------------  --------------
End of period                                                    $   37,574,303  $   27,634,326  $   21,849,515  $   18,279,066
                                                                 ==============  ==============  ==============  ==============
Accumulated undistributed net investment income                  $       12,298  $      349,625  $      108,039  $      358,022
                                                                 ==============  ==============  ==============  ==============

See Notes to Financial Statements

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
FINANCIAL HIGHLIGHTS

                                BIOTECH/HEALTH FUND

                                              NET                   DIVIDENDS
                                   NET      GAIN (LOSS)   TOTAL      FROM
                    NET ASSET    INVEST-   ON INVEST-     FROM        NET
                     VALUE,       MENT     MENTS (BOTH   INVEST-    INVEST-
  PERIOD            BEGINNING    INCOME    REALIZED AND    MENT      MENT
   ENDED            OF PERIOD   (LOSS)(1)  UNREALIZED)  OPERATIONS  INCOME
------------------- ----------  ---------- ------------ ---------- ----------
                                   CLASS A
6/14/00-10/31/00(3)   $  12.50  $   (0.02)   $   3.48   $    3.46    $   --
10/31/01                 15.96      (0.06)      (4.32)      (4.38)       --
10/31/02                 11.03      (0.13)      (3.28)      (3.41)       --
10/31/03                 7.62       (0.11)       2.30        2.19        --

                                   CLASS B
6/14/00-10/31/00(3)   $  12.50  $   (0.05)   $   3.47   $    3.42    $   --
10/31/01                 15.92      (0.14)      (4.31)      (4.45)       --
10/31/02                 10.92      (0.19)      (3.23)      (3.42)       --
10/31/03                 7.50       (0.16)       2.25        2.09        --

                                  CLASS II
6/14/00-10/31/00(3)   $  12.50  $   (0.05)   $   3.48   $    3.43    $   --
10/31/01                 15.93      (0.14)      (4.31)      (4.45)       --
10/31/02                 10.93      (0.19)      (3.23)      (3.42)       --
10/31/03                  7.51      (0.16)       2.26        2.10        --

                                                                                               RATIO OF NET
                      DISTRI-                 NET                   NET                         INVESTMENT
                      BUTIONS                ASSET                 ASSETS        RATIO OF     INCOME (LOSS)
                       FROM       TOTAL      VALUE,                END OF        EXPENSES           TO
       PERIOD         CAPITAL    DISTRI-     END OF     TOTAL      PERIOD       TO AVERAGE       AVERAGE        PORTFOLIO
       ENDED           GAINS     BUTIONS     PERIOD    RETURN(2)   (000'S)      NET ASSETS      NET ASSETS      TURNOVER
-------------------- ---------- ---------- ---------- ----------- ---------  --------------- ----------------   ---------
                                                          CLASS A
6/14/00-10/31/00(3)
10/31/01              $     --  $      --  $   15.96      27.68%  $  30,489   1.55%(4)(5)(6) (0.28)%(4)(5)(6)     112%
10/31/02                 (0.55)     (0.55)     11.03     (27.92)     27,865   1.55(5)(6)     (0.50)(5)(6)         333
10/31/03                    --         --       7.62     (30.92)     16,092   1.55(5)        (1.38)(5)            340
                            --         --       9.81      28.74      18,924   1.55(5)        (1.32)(5)            236

                                                          CLASS B
6/14/00-10/31/00(3)   $     --  $      --  $   15.92      27.36%  $  23,457   2.20%(4)(5)(6) (1.08)%(4)(5)(6)     112%
10/31/01                 (0.55)     (0.55)     10.92     (28.45)     25,552   2.20(5)(6)     (1.18)(5)(6)         333
10/31/02                    --         --       7.50     (31.32)     15,757   2.20(5)        (2.03)(5)            340
10/31/03                    --         --       9.59      27.87      17,843   2.20(5)        (1.97)(5)            236

                                                         CLASS II
6/14/00-10/31/00(3)   $     --  $      --  $   15.93      27.44%  $  20,386   2.20%(4)(5)(6) (1.07)%(4)(5)(6)     112%
10/31/01                 (0.55)     (0.55)     10.93     (28.43)     23,581   2.20(5)(6)     (1.17)(5)(6)         333
10/31/02                    --         --       7.51     (31.29)     12,448   2.20(5)        (2.03)(5)            340
10/31/03                    --         --       9.61      27.96      12,662   2.20(5)        (1.97)(5)            236

(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Commencement of operations
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                          10/31/00(4)  10/31/01    10/31/02   10/31/03
                                          ----------- --------- ----------- -----------
    Biotech/Health Fund Class A               0.49%      0.19%      0.20%      0.23%
    Biotech/Health Fund Class B               0.96       0.21       0.20       0.26
    Biotech/Health Fund Class II              1.09       0.20       0.21       0.33

(6) The ratio reflects an expense cap which is net of custody credits of less than 0.01%

See Notes to Financial Statements

                             TAX MANAGED EQUITY FUND

                                              NET                 DIVIDENDS
                                   NET      GAIN (LOSS)  TOTAL      FROM
                      NET ASSET  INVEST-   ON INVEST-    FROM        NET
                       VALUE,     MENT     MENTS (BOTH  INVEST-   INVEST-
  PERIOD              BEGINNING  INCOME    REALIZED AND  MENT       MENT
   ENDED              OF PERIOD (LOSS)(1)  UNREALIZED) OPERATIONS  INCOME
-------------------  ---------- ---------  ----------- -----------------------

                                   CLASS A
3/01/99-10/31/99(3)   $  12.50  $      --  $    1.15  $    1.15   $       --
10/31/00                 13.65      (0.02)      0.91       0.89           --
10/31/01                 14.54         --      (3.50)     (3.50)          --
10/31/02                 11.04       0.01      (2.05)     (2.04)          --
10/31/03                  9.00       0.03       1.46       1.49           --

                                   CLASS B
3/01/99-10/31/99(3)   $  12.50  $   (0.06) $    1.14  $    1.08   $       --
10/31/00                 13.58      (0.11)      0.91       0.80           --
10/31/01                 14.38      (0.08)     (3.45)     (3.53)          --
10/31/02                 10.85      (0.06)     (2.00)     (2.06)          --
10/31/03                  8.79      (0.03)      1.41       1.38           --

                                   CLASS II
3/01/99-10/31/99(3)   $  12.50  $   (0.06) $    1.16  $    1.10   $       --
10/31/00                 13.60      (0.11)      0.91       0.80           --
10/31/01                 14.40      (0.08)     (3.46)     (3.54)          --
10/31/02                 10.86      (0.06)     (2.00)     (2.06)          --
10/31/03                  8.80      (0.03)      1.42       1.39           --

                                                                                                 RATIO OF NET
                      DISTRI-                 NET                   NET                          INVESTMENT
                      BUTIONS                ASSET                 ASSETS      RATIO OF         INCOME (LOSS)
                       FROM       TOTAL      VALUE,                END OF      EXPENSES              TO
       PERIOD         CAPITAL    DISTRI-     END OF     TOTAL      PERIOD      TO AVERAGE          AVERAGE           PORTFOLIO
       ENDED           GAINS     BUTIONS     PERIOD    RETURN(2)   (000'S)     NET ASSETS         NET ASSETS         TURNOVER
-------------------- ---------  ---------- ---------- ---------- -----------  ----------------  -------------------  -----------
                                                             CLASS A
3/01/99-10/31/99(3)   $     --  $      --  $   13.65       9.20% $   25,067     1.45%(4)(5)(6)     (0.02)%(4)(5)(6)        9%
10/31/00                    --         --      14.54       6.52      38,802     1.45(5)(6)         (0.14)(5)(6)            7
10/31/01                    --         --      11.04     (24.07)     28,739     1.45(5)(6)         (0.03)(5)(6)           19
10/31/02                    --         --       9.00     (18.48)     16,587     1.45(5)             0.09(5)               16
10/31/03                    --         --      10.49      16.56      14,877     1.45(5)             0.35(5)               13

                                                             CLASS B
3/01/99-10/31/99(3)   $     --  $      --  $   13.58       8.64% $   27,524     2.10%(4)(5)(6)     (0.74)%(4)(5)(6)        9%
10/31/00                    --         --      14.38       5.89      47,972     2.10(5)(6)         (0.79)(5)(6)            7
10/31/01                    --         --      10.85     (24.55)     40,677     2.10(5)(6)         (0.68)(5)(6)           19
10/31/02                    --         --       8.79     (18.99)     25,703     2.10(5)            (0.56)(5)              16
10/31/03                    --         --      10.17      15.70      22,694     2.10(5)            (0.30)(5)              13

                                                            CLASS II
3/01/99-10/31/99(3)   $     --  $      --  $   13.60       8.80% $   27,884     2.10%(4)(5)(6)     (0.75)%(4)(5)(6)        9%
10/31/00                    --         --      14.40       5.88      51,348     2.10(5)(6)         (0.79)(5)(6)            7
10/31/01                    --         --      10.86     (24.58)     43,610     2.10(5)(6)         (0.68)(5)(6)           19
10/31/02                    --         --       8.80     (18.97)     26,430     2.10(5)            (0.56)(5)              16
10/31/03                    --         --      10.19      15.80      23,036     2.10(5)            (0.30)(5)              13

(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Commencement of operations
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                          10/31/99(4)  10/31/00   10/31/01     10/31/02  10/31/03
                                         ----------- ---------- -----------  ----------- ----------
    Tax Managed Equity Fund Class A          1.07%      0.23%       0.15%        0.21%     0.26%
    Tax Managed Equity Fund Class B          0.84       0.22        0.15         0.20      0.23
    Tax Managed Equity Fund Class II         0.83       0.22        0.14         0.21      0.23

(6) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waiver/reimbursements if applicable

See Notes to Financial Statements

                                STOCK INDEX FUND

                                                                        DIVI-
                                                NET                     DENDS       DIS-
                                   NET      GAIN (LOSS)    TOTAL        FROM       TRIBU-                 NET
                      NET ASSET  INVEST-    ON INVEST-      FROM         NET       TIONS                 ASSET
                       VALUE,      MENT     MENTS (BOTH   INVEST-      INVEST-      FROM      TOTAL      VALUE,
        PERIOD        BEGINNING   INCOME   REALIZED AND     MENT        MENT      CAPITAL    DISTRI-     END OF     TOTAL
        ENDED         OF PERIOD (LOSS)(1)   UNREALIZED)  OPERATIONS    INCOME      GAINS     BUTIONS     PERIOD   RETURN(2)
--------------------  --------- ---------- ------------ -----------  ----------   --------   --------   --------  ---------
                                                           CLASS A

11/01/98-10/31/99(3)  $  10.00  $    0.11   $    2.32    $   2.43    $    (0.11)  $     --   $  (0.11)  $  12.32    24.36%
10/31/00                 12.32       0.14        0.47        0.61         (0.10)     (0.08)     (0.18)     12.75     4.91
10/31/01                 12.75       0.09       (3.32)      (3.23)        (0.13)        --      (0.13)      9.39   (25.53)
10/31/02                  9.39       0.07       (1.53)      (1.46)        (0.06)        --      (0.06)      7.87   (15.67)
10/31/03                  7.87       0.08        1.49        1.57         (0.07)        --      (0.07)      9.37    20.09

                                                           CLASS B

11/01/98-10/31/99(3)  $  10.00  $    0.02   $    2.23    $   2.25    $    (0.02)  $     --   $  (0.02)  $  12.23    22.55%
10/31/00                 12.23       0.05        0.46        0.51         (0.02)     (0.08)     (0.10)     12.64     4.21
10/31/01                 12.64       0.02       (3.29)      (3.27)        (0.04)        --      (0.04)      9.33   (25.97)
10/31/02                  9.33       0.01       (1.53)      (1.52)           --         --         --       7.81   (16.28)
10/31/03                  7.81       0.03        1.47        1.50         (0.01)        --      (0.01)      9.30    19.29

                                                          CLASS II*

7/17/00-10/31/00(3)   $  13.38  $    0.01   $   (0.83)   $  (0.82)   $    (0.01)  $     --   $  (0.01)  $  12.55    (5.21)%
10/31/01                 12.55       0.02       (3.26)      (3.24)        (0.04)        --      (0.04)      9.27   (25.92)
10/31/02                  9.27       0.02       (1.51)      (1.49)           --         --         --       7.78   (16.06)
10/31/03                  7.78       0.03        1.46        1.49         (0.01)        --      (0.01)      9.26    19.23

                                                  RATIO OF NET
                        NET                        INVESTMENT
                       ASSETS      RATIO OF       INCOME (LOSS)
                       END OF      EXPENSES            TO
        PERIOD         PERIOD     TO AVERAGE         AVERAGE         PORTFOLIO
        ENDED         (000'S)     NET ASSETS        NET ASSETS       TURNOVER
--------------------  --------  -------------     ---------------  -------------
                                     CLASS A

11/01/98-10/31/99(3)  $  5,634     0.82%(5)            1.08%(5)          14%
10/31/00                 8,543     0.78(5)             1.12(5)            2
10/31/01                 7,639     0.75(5)             0.85(5)            3
10/31/02                 7,269     0.75(5)             0.80(5)            2
10/31/03                13,890     0.75(5)             1.01(5)            1

                                     CLASS B

11/01/98-10/31/99(3)  $ 15,040     1.57%(5)            0.37%(5)          14%
10/31/00                24,966     1.49(5)             0.42(5)            2
10/31/01                21,905     1.38(5)             0.22(5)            3
10/31/02                18,852     1.40(5)             0.15(5)            2
10/31/03                23,601     1.40(5)             0.36(5)            1

                                    CLASS II*

7/17/00-10/31/00(3)   $    500     1.35%(4)(5)         0.30%(4)(5)        2%
10/31/01                 1,385     1.39(5)             0.15(5)            3
10/31/02                 2,882     1.40(5)             0.18(5)            2
10/31/03                 3,419     1.40(5)             0.37(5)            1

(1)  Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)  Commencement of operations
(4)  Annualized
(5)  Net of the following expense reimbursements (based on average net assets):

                                             10/31/99    10/31/00     10/31/01    10/31/02    10/31/03
                                            ---------    --------    ----------   --------   ---------
     Stock Index Fund Class A                  0.71%       0.34%         1.10%      0.67%      0.64%
     Stock Index Fund Class B                  0.41        0.34          1.11       0.65       0.66
     Stock Index Fund Class II*                  --        0.40(4)       1.10       1.07       0.87

*    In conjunction with the reorganization, Class C was redesignated as Class
     II. See Note 2 for further discussion.

See Notes to Financial Statements

                            SCIENCE & TECHNOLOGY FUND


                                                                       DIVI-
                                                NET                    DENDS        DIS-
                                   NET      GAIN (LOSS)    TOTAL       FROM        TRIBU-                 NET
                      NET ASSET  INVEST-     ON INVEST-    FROM         NET        TIONS                 ASSET
                       VALUE,     MENT      MENTS (BOTH   INVEST-     INVEST-       FROM       TOTAL     VALUE,
        PERIOD        BEGINNING  INCOME     REALIZED AND   MENT         MENT       CAPITAL    DISTRI-    END OF     TOTAL
        ENDED         OF PERIOD (LOSS)(1)   UNREALIZED)  OPERATIONS   INCOME       GAINS      BUTIONS    PERIOD   RETURN(2)
--------------------  --------- ---------- ------------ -----------  ----------   --------   --------   --------  ---------
                                                          CLASS A

3/1/00-10/31/00(3)    $  10.00  $   (0.04)  $   (1.88)   $  (1.92)   $       --   $     --   $     --   $   8.08   (19.20)%
10/31/01                  8.08      (0.04)      (4.86)      (4.90)           --         --         --       3.18   (60.64)
10/31/02                  3.18      (0.03)      (0.97)      (1.00)           --         --         --       2.18   (31.45)
10/31/03                  2.18      (0.03)       0.97        0.94            --         --         --       3.12    43.12

                                                          CLASS B

3/1/00-10/31/00(3)    $  10.00  $   (0.07)  $   (1.90)   $  (1.97)   $       --   $     --   $     --   $   8.03   (19.70)%
10/31/01                  8.03      (0.07)      (4.82)      (4.89)           --         --         --       3.14   (60.90)
10/31/02                  3.14      (0.05)      (0.95)      (1.00)           --         --         --       2.14   (31.85)
10/31/03                  2.14      (0.04)       0.95        0.91            --         --         --       3.05    42.52

                                                         CLASS II*

7/12/00-10/31/00(3)   $   8.48  $   (0.03)  $   (0.63)   $  (0.66)   $       --   $     --   $     --   $   7.82    (7.78)%
10/31/01                  7.82      (0.07)      (4.69)      (4.76)           --         --         --       3.06   (60.87)
10/31/02                  3.06      (0.05)      (0.93)      (0.98)           --         --         --       2.08   (32.03)
10/31/03                  2.08      (0.04)       0.93        0.89            --         --         --       2.97    42.79

                                                          CLASS I

3/1/00-10/31/00(3)    $  10.00  $   (0.03)  $   (1.89)   $  (1.92)   $       --   $     --   $     --   $   8.08   (19.20)%
10/31/01                  8.08      (0.04)      (4.85)      (4.89)           --         --         --       3.19   (60.52)
10/31/02                  3.19      (0.03)      (0.97)      (1.00)           --         --         --       2.19   (31.35)
10/31/03                  2.19      (0.03)       0.98        0.95            --         --         --       3.14    43.38

                                                    RATIO OF NET
                        NET                          INVESTMENT
                      ASSETS      RATIO OF          INCOME (LOSS)
                      END OF      EXPENSES               TO
        PERIOD        PERIOD     TO AVERAGE            AVERAGE       PORTFOLIO
        ENDED         (000'S)    NET ASSETS          NET ASSETS      TURNOVER
--------------------  --------  ------------       --------------    ---------
                                    CLASS A

3/1/00-10/31/00(3)    $  4,623   1.24%(4)(5)        (0.64)%(4)(5)      120%
10/31/01                 2,673   1.34(5)            (0.89)(5)          129
10/31/02                 2,068   1.50(5)(6)         (1.19)(5)(6)        82
10/31/03                 3,393   1.50(5)(7)         (1.13)(5)(7)        45

                                    CLASS B

3/1/00-10/31/00(3)    $ 15,840   1.91%(4)(5)        (1.37)%(4)(5)      120%
10/31/01                 9,408   1.99(5)            (1.55)(5)          129
10/31/02                 6,440   2.15(5)(6)         (1.84)(5)(6)        82
10/31/03                 9,367   2.15(5)(7)         (1.78)(5)(7)        45

                                   CLASS II*

7/12/00-10/31/00(3)   $  1,065   1.71%(4)(5)        (1.11)%(4)(5)      120%
10/31/01                   940   2.01(5)            (1.57)(5)          129
10/31/02                   574   2.15(5)(6)         (1.84)(5)(6)        82
10/31/03                   949   2.15(5)(7)         (1.78)(5)(7)        45

                                    CLASS I

3/1/00-10/31/00(3)    $    539   1.20%(4)(5)        (0.48)%(4)(5)      120%
10/31/01                   821   1.28(5)            (0.85)(5)          129
10/31/02                   146   1.40(5)(6)         (1.08)(5)(6)        82
10/31/03                   209   1.40(5)(7)         (1.03)(5)(7)        45

(1)  Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements and expense reductions.
(3)  Commencement of operations
(4)  Annualized
(5)  Net of the following expense reimbursements (based on average net assets):

                                        10/31/00(4)  10/31/01   10/31/02  10/31/03
                                        -----------  --------   --------  --------
     Science & Technology Fund Class A      0.68%      2.10%      1.38%      1.86%
     Science & Technology Fund Class B      0.68       2.11       1.21       1.71
     Science & Technology Fund Class II*    0.66       2.10       1.81       3.11
     Science & Technology Fund Class I      0.68       2.10       4.66       6.40

(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by 0.01% for Class A, B, II and 0.02% for Class I.
(7) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by 0.02% for Class A, B, II and I.
*    In conjunction with the reorganization, Class C was redesignated as Class
     II. See Note 2 for further discussion.

See Notes to Financial Statements

                                                             AGGRESSIVE GROWTH LIFESTAGE FUND

                                                                             DIVI-
                                                   NET                       DENDS       DIS-
                                    NET        GAIN (LOSS)        TOTAL      FROM        TRI-                   NET
                      NET ASSET   INVEST-       ON INVEST-        FROM        NET       BUTIONS                ASSET
                        VALUE,      MENT       MENTS (BOTH       INVEST-    INVEST-      FROM       TOTAL      VALUE,
        PERIOD        BEGINNING    INCOME      REALIZED AND       MENT        MENT      CAPITAL    DISTRI-     END OF    TOTAL
        ENDED         OF PERIOD  (LOSS)(1)     UNREALIZED)     OPERATIONS    INCOME      GAINS     BUTIONS     PERIOD   RETURN(2)
-------------------   --------- ----------     ------------   -----------  ---------   --------   ---------   -------   ---------
                                                             CLASS A

11/1/98-10/31/99(3)   $  10.00  $    0.07       $    1.91      $    1.98    $  (0.06)  $     --   $   (0.06)  $ 11.92     19.65%
10/31/00                 11.92       1.39            0.53           1.92       (0.98)     (0.15)      (1.13)    12.71     16.27
10/31/01                 12.71       0.51           (3.28)         (2.77)      (0.50)     (1.62)      (2.12)     7.82    (24.89)
10/31/02                  7.82       0.10           (1.39)         (1.29)      (0.07)        --       (0.07)     6.46    (16.68)
10/31/03                  6.46      (0.02)           1.42           1.40       (0.09)        --       (0.09)     7.77     21.91

                                                             CLASS B

11/1/98-10/31/99(3)   $  10.00  $    0.06       $    1.89      $    1.95    $  (0.05)  $     --   $   (0.05)  $ 11.90     19.52%
10/31/00                 11.90       1.46            0.48           1.94       (0.96)     (0.15)      (1.11)    12.73     16.30
10/31/01                 12.73       0.44           (3.28)         (2.84)      (0.46)     (1.62)      (2.08)     7.81    (25.39)
10/31/02                  7.81       0.05           (1.40)         (1.35)      (0.01)        --       (0.01)     6.45    (17.31)
10/31/03                  6.45      (0.06)           1.41           1.35       (0.04)        --       (0.04)     7.76     21.04

                                                            CLASS II*

8/10/00-10/31/00(3)   $  13.03  $    0.86       $   (1.09)     $   (0.23)   $     --   $     --   $      --   $ 12.80     (1.77)%
10/31/01                 12.80       0.44           (3.29)         (2.85)      (0.46)     (1.62)      (2.08)     7.87    (25.33)
10/31/02                  7.87       0.04           (1.39)         (1.35)      (0.01)        --       (0.01)     6.51    (17.18)
10/31/03                  6.51      (0.06)           1.43           1.37       (0.04)        --       (0.04)     7.84     21.15

                                                             CLASS I

11/1/98-10/31/99(3)   $  10.00  $    0.07(3)    $    1.90      $    1.97    $  (0.06)  $     --   $   (0.06)  $ 11.91     19.71%
10/31/00                 11.91       1.59            0.34           1.93       (0.96)     (0.15)      (1.11)    12.73     16.22
10/31/01                 12.73       0.46           (3.23)         (2.77)      (0.50)     (1.62)      (2.12)     7.84    (24.81)
10/31/02                  7.84       0.10           (1.38)         (1.28)      (0.08)        --       (0.08)     6.48    (16.52)
10/31/03                  6.48      (0.01)           1.41           1.40       (0.09)        --       (0.09)     7.79     21.98

                           AGGRESSIVE GROWTH LIFESTAGE FUND

                                                RATIO OF NET
                        NET        RATIO OF       INVESTMENT
                       ASSETS      EXPENSES      INCOME (LOSS)
                       END OF     TO AVERAGE          TO
        PERIOD         PERIOD        NET           AVERAGE        PORTFOLIO
        ENDED          (000'S)     ASSETS(5)     NET ASSETS(5)    TURNOVER
--------------------  ---------  -----------    --------------    ---------
                                  CLASS A

11/1/98-10/31/99(3)   $   1,929     0.10%            0.63%              9%
10/31/00                  4,064     0.12            10.81              53
10/31/01                  3,417     0.20             5.62              86
10/31/02                  2,872     0.20             1.33             158
10/31/03                  3,673     0.48(6)         (0.27)(6)          24

                                  CLASS B

11/1/98-10/31/99(3)   $   4,915     0.10%            0.66%              9%
10/31/00                 13,450     0.24            11.51              53
10/31/01                 12,695     0.85             4.82              86
10/31/02                  9,992     0.85             0.70             158
10/31/03                 11,818     1.13(6)         (0.92)(6)          24

                                 CLASS II*

8/10/00-10/31/00(3)   $     184     0.73%(4)        39.30%(4)          53%
10/31/01                    235     0.85             4.82              86
10/31/02                    286     0.85             0.56             158
10/31/03                    533     1.13(6)         (0.93)(6)          24

                                  CLASS I

11/1/98-10/31/99(3)   $   1,547     0.10%            0.62%              9%
10/31/00                  5,004     0.15            12.62              53
10/31/01                  5,518     0.10             5.12              86
10/31/02                  5,910     0.10             1.36             158
10/31/03                  8,479     0.38(6)         (0.17)(6)          24

(1)  Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)  Commencement of operations
(4)  Annualized
(5)  Amounts do not include the expenses of the underlying funds
(6)  Net of the following expense reimbursements (based on average net assets):

                                                         10/31/03
                                                        ----------
     Aggressive Growth LifeStage Fund Class A              0.66%
     Aggressive Growth LifeStage Fund Class B              0.47
     Aggressive Growth LifeStage Fund Class II*            3.44
     Aggressive Growth LifeStage Fund Class I              0.33

*    In conjunction with the reorganization, Class C was redesignated as Class
     II. See Note 2 for further discussion.

See Notes to Financial Statements

                                                             MODERATE GROWTH LIFESTAGE FUND

                                                                           DIVI-
                                                NET                        DENDS       DIS-
                                   NET      GAIN (LOSS)      TOTAL         FROM        TRI-                  NET
                      NET ASSET  INVEST-    ON INVEST-       FROM           NET      BUTIONS               ASSET
                       VALUE,     MENT     MENTS (BOTH      INVEST-       INVEST-     FROM       TOTAL      VALUE,
        PERIOD        BEGINNING  INCOME    REALIZED AND      MENT          MENT      CAPITAL     DISTRI-    END OF    TOTAL
        ENDED         OF PERIOD (LOSS)(1)   UNREALIZED)   OPERATIONS      INCOME      GAINS      BUTIONS   PERIOD    RETURN(2)
-------------------   --------- ---------- ------------   -----------    ---------  ---------  ----------  -------   ---------
                                                            CLASS A

11/1/98-10/31/99(3)   $  10.00  $    0.14    $    1.39      $    1.53    $  (0.13)  $     --   $   (0.13)  $ 11.40     15.20%
10/31/00                 11.40       0.99         0.50           1.49       (0.73)     (0.09)      (0.82)    12.07     13.27
10/31/01                 12.07       0.55        (2.21)         (1.66)      (0.38)     (1.15)      (1.53)     8.88    (15.06)
10/31/02                  8.88       0.18        (1.30)         (1.12)      (0.11)        --       (0.11)     7.65    (12.77)
10/31/03                  7.65       0.03         1.28           1.31       (0.12)        --       (0.12)     8.84     17.42

                                                            CLASS B

11/1/98-10/31/99(3)   $  10.00  $    0.12    $    1.41      $    1.53    $  (0.11)  $     --   $   (0.11)  $ 11.42     15.26%
10/31/00                 11.42       1.02         0.47           1.49       (0.74)     (0.09)      (0.83)    12.08     13.22
10/31/01                 12.08       0.47        (2.19)         (1.72)      (0.34)     (1.15)      (1.49)     8.87    (15.56)
10/31/02                  8.87       0.12        (1.30)         (1.18)      (0.05)        --       (0.05)     7.64    (13.38)
10/31/03                  7.64      (0.02)        1.29           1.27       (0.07)        --       (0.07)     8.84     16.74

                                                           CLASS II*

7/12/00-10/31/00(3)   $  12.77  $    0.73    $   (1.03)     $   (0.30)   $  (0.36)  $     --   $   (0.36)  $ 12.11     (2.30)%
10/31/01                 12.11       0.28        (2.02)         (1.74)      (0.34)     (1.15)      (1.49)     8.88    (15.69)
10/31/02                  8.88       0.10        (1.28)         (1.18)      (0.05)        --       (0.05)     7.65    (13.37)
10/31/03                  7.65     (0.03)         1.30           1.27       (0.07)        --       (0.07)     8.85     16.72

                                                            CLASS I

11/1/98-10/31/99(3)   $  10.00  $    0.15    $    1.38      $    1.53    $  (0.14)  $     --   $   (0.14)  $ 11.39     15.35%
10/31/00                 11.39       1.16         0.32           1.48       (0.72)     (0.09)      (0.81)    12.06     13.10
10/31/01                 12.06       0.47        (2.12)         (1.65)      (0.38)     (1.15)      (1.53)     8.88    (14.97)
10/31/02                  8.88       0.17        (1.27)         (1.10)      (0.13)        --       (0.13)     7.65    (12.66)
10/31/03                  7.65       0.04         1.28           1.32       (0.13)        --       (0.13)     8.84     17.55

                             MODERATE GROWTH LIFESTAGE FUND

                                               RATIO OF NET
                        NET        RATIO OF     INVESTMENT
                       ASSETS      EXPENSES    INCOME (LOSS)
                       END OF     TO AVERAGE        TO
        PERIOD         PERIOD         NET        AVERAGE       PORTFOLIO
        ENDED         (000'S)       ASSETS(5)  NET ASSETS(5)   TURNOVER
--------------------  ---------   -----------  -------------   ---------
                                 CLASS A

11/1/98-10/31/99(3)   $   1,918       0.10%          1.33%         11%
10/31/00                  3,396       0.12           8.27          47
10/31/01                  3,876       0.20           5.68          79
10/31/02                  3,697       0.20           2.10         156
10/31/03                  5,820       0.48(6)        0.33(6)       30

                                 CLASS B

11/1/98-10/31/99(3)   $   5,553       0.10%          1.40%         11%
10/31/00                 11,843       0.23           8.53          47
10/31/01                 13,412       0.85           4.83          79
10/31/02                 12,036       0.85           1.44         156
10/31/03                 14,170       1.13(6)       (0.31)(6)      30

                                CLASS II*

7/12/00-10/31/00(3)   $     183       0.80%(4)      19.82%(4)      47%
10/31/01                    738       0.85           2.96          79
10/31/02                    970       0.85           1.22         156
10/31/03                  1,601       1.13(6)       (0.33)(6)      30

                                 CLASS I

11/1/98-10/31/99(3)   $   1,537       0.10%          1.42%         11%
10/31/00                  5,439       0.15           9.91          47
10/31/01                  8,707       0.10           4.90          79
10/31/02                 10,932       0.10           2.07         156
10/31/03                 15,984       0.36(6)        0.44(6)       30

(1)  Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)  Commencement of operations
(4)  Annualized
(5)  Amounts do not include the expenses of the underlying funds
(6)  Net of the following expense reimbursements (based on average net assets):

                                                      10/31/03
                                                      --------
     Moderate Growth LifeStage Fund Class A            0.30%
     Moderate Growth LifeStage Fund Class B            0.19
     Moderate Growth LifeStage Fund Class II*          1.01
     Moderate Growth LifeStage Fund Class I            0.09

*    In conjunction with the reorganization, Class C was redesignated as Class
     II. See Note 2 for further discussion.

See Notes to Financial Statements

                                             CONSERVATIVE GROWTH LIFESTAGE FUND

                                                                          DIVI-
                                                NET                      DENDS        DIS-
                                    NET     GAIN (LOSS)      TOTAL        FROM        TRI-                  NET
                      NET ASSET   INVEST-    ON INVEST-      FROM         NET       BUTIONS                ASSET
                       VALUE,       MENT    MENTS (BOTH     INVEST-      INVEST-      FROM      TOTAL      VALUE,
        PERIOD        BEGINNING    INCOME   REALIZED AND     MENT         MENT      CAPITAL    DISTRI-    END OF      TOTAL
        ENDED         OF PERIOD  (LOSS)(1)  UNREALIZED)   OPERATIONS     INCOME      GAINS     BUTIONS    PERIOD    RETURN(2)
-------------------   --------- ---------- ------------   -----------  ---------   --------   ---------   -------   ---------
                                                           CLASS A

11/1/98-10/31/99(3)   $  10.00  $    0.21    $    1.02      $    1.23    $ (0.20)   $    --    $   (0.20)  $ 11.03     12.30%
10/31/00                 11.03       0.87         0.39           1.26      (0.60)     (0.10)       (0.70)    11.59     11.61
10/31/01                 11.59       0.55        (1.40)         (0.85)     (0.37)     (0.99)       (1.36)     9.38     (7.91)
10/31/02                  9.38       0.25        (1.00)         (0.75)     (0.20)        --        (0.20)     8.43     (8.18)
10/31/03                  8.43       0.08         1.03           1.11      (0.20)        --        (0.20)     9.34     13.53

                                                           CLASS B

11/1/98-10/31/99(3)   $  10.00  $    0.18    $    1.05      $    1.23    $ (0.17)   $    --    $   (0.17)  $ 11.06     12.21%
10/31/00                 11.06       0.81         0.45           1.26      (0.59)     (0.10)       (0.69)    11.63     11.66
10/31/01                 11.63       0.50        (1.43)         (0.93)     (0.33)     (0.99)       (1.32)     9.38     (8.60)
10/31/02                  9.38       0.20        (1.01)         (0.81)     (0.13)        --        (0.13)     8.44     (8.80)
10/31/03                  8.44       0.03         1.02           1.05      (0.15)        --        (0.15)     9.34     12.62

                                                          CLASS II*

7/20/00-10/31/00(3)   $  11.95  $    0.74    $   (0.73)     $    0.01    $ (0.27)   $    --    $   (0.27)  $ 11.69      0.06%
10/31/01                 11.69       0.34        (1.31)         (0.97)     (0.33)     (0.99)       (1.32)     9.40     (8.93)
10/31/02                  9.40       0.16        (0.97)         (0.81)     (0.13)        --        (0.13)     8.46     (8.78)
10/31/03                  8.46       0.03         1.03           1.06      (0.15)        --        (0.15)     9.37     12.71

                                                           CLASS I

11/1/98-10/31/99(3)   $  10.00  $    0.21    $    1.02      $    1.23    $ (0.20)   $    --    $   (0.20)  $ 11.03     12.24%
10/31/00                 11.03       0.91         0.33           1.24      (0.58)     (0.10)       (0.68)    11.59     11.54
10/31/01                 11.59       0.54        (1.38)         (0.84)     (0.37)     (0.99)       (1.36)     9.39     (7.80)
10/31/02                  9.39       0.26        (0.99)         (0.73)     (0.22)        --        (0.22)     8.44     (8.05)
10/31/03                  8.44       0.10         1.02           1.12      (0.21)        --        (0.21)     9.35     13.64

                          CONSERVATIVE GROWTH LIFESTAGE FUND

                                                 RATIO OF NET
                         NET       RATIO OF       INVESTMENT
                        ASSETS     EXPENSES      INCOME (LOSS)
                        END OF    TO AVERAGE         TO
        PERIOD         PERIOD        NET          AVERAGE       PORTFOLIO
        ENDED          (000'S)     ASSETS(5)     NET ASSETS(5)  TURNOVER
--------------------  ---------   -----------  -------------    ---------
                                 CLASS A

11/1/98-10/31/99(3)   $   1,790      0.10%          2.01%         10%
10/31/00                  3,420      0.12           7.62          45
10/31/01                  3,459      0.20           5.63          85
10/31/02                  3,699      0.20           2.79         199
10/31/03                  6,789      0.48(6)        0.97(6)       47

                                 CLASS B

11/1/98-10/31/99(3)   $   5,880      0.10%          2.11%         10%
10/31/00                 10,354      0.23           7.15          45
10/31/01                  9,908      0.85           5.08          85
10/31/02                  7,417      0.85           2.19         199
10/31/03                  7,567      1.12(6)        0.37(6)       47

                                CLASS II*

7/20/00-10/31/00(3)   $     150      0.86%(4)      22.43%(4)      45%
10/31/01                    642      0.85           3.43          85
10/31/02                  1,223      0.85           1.88         199
10/31/03                  1,662      1.13(6)        0.33(6)       47

                                 CLASS I

11/1/98-10/31/99(3)   $   1,508      0.10%          2.01%         10%
10/31/00                  4,484      0.15           8.15          45
10/31/01                  5,409      0.10           5.46          85
10/31/02                  5,941      0.10           2.87         199
10/31/03                  5,831      0.38(6)        1.13(6)       47

(1)  Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)  Commencement of operations
(4)  Annualized
(5)  Amounts do not include the expenses of the underlying funds
(6)  Net of the following expense reimbursements (based on average net assets):

                                                         10/31/03
                                                         --------
     Conservative Growth LifeStage Fund Class A            0.37%
     Conservative Growth LifeStage Fund Class B            0.34
     Conservative Growth LifeStage Fund Class II*          0.91
     Conservative Growth LifeStage Fund Class I            0.29

*    In conjunction with the reorganization, Class C was redesignated as Class
     II. See Note 2 for further discussion.

See Notes to Financial Statements

SUNAMERICA BIOTECH/HEALTH FUND
PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                      VALUE
       SECURITY DESCRIPTION                            SHARES        (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK -- 71.5%

BIOMEDICAL -- 8.7%
  Amgen, Inc.+                                           25,000   $    1,544,000
  Genzyme Corp.+                                         60,000        2,754,000
                                                                  --------------
                                                                       4,298,000
                                                                  --------------

BIOTECHNOLOGY -- 4.1%
  Biomarin Pharmaceutical, Inc.+                        100,000          700,000
  Medicines Co.+(1)                                      50,000        1,332,500
                                                                  --------------
                                                                       2,032,500
                                                                  --------------

DISTRIBUTION -- 1.5%
  Caremark Rx, Inc.+(1)                                  30,000          751,500
                                                                  --------------

GENOMICS -- 3.8%
  Introgen Therapeutics, Inc.+                           75,000          618,000
  Invitrogen Corp.+                                      20,000        1,271,800
                                                                  --------------
                                                                       1,889,800
                                                                  --------------

HEALTH MAINTENANCE ORGANIZATIONS -- 6.0%
  Anthem, Inc.+                                          30,000        2,052,900
  Centene Corp.+                                         30,000          918,300
                                                                  --------------
                                                                       2,971,200
                                                                  --------------

HEALTH SERVICES -- 4.8%
  Manor Care, Inc.                                       50,000        1,664,000
  Medco Health Solutions, Inc.+                           2,412           80,078
  United Surgical Partners International, Inc.+(1)       20,000          603,200
                                                                  --------------
                                                                       2,347,278
                                                                  --------------

MEDICAL DEVICES -- 4.4%
  Integra LifeSciences Holdings+                         65,000        2,193,100
                                                                  --------------

MEDICAL DRUGS -- 17.3%
  Celgene Corp.+(1)                                      50,000        2,084,500
  Cephalon, Inc.+(1)                                     50,000        2,348,000
  Cubist Pharmaceuticals, Inc.+(1)                      100,000        1,162,000
  CVS Corp.                                              20,000          703,600
  Pozen, Inc.+                                           30,000          375,900
  Sepracor, Inc.+                                        40,000        1,065,200
  Watson Pharmaceuticals, Inc.+                          20,000          785,400
                                                                  --------------
                                                                       8,524,600
                                                                  --------------

                                                       SHARES/
                                                     PRINCIPAL
                                                       AMOUNT         VALUE
       SECURITY DESCRIPTION                        (IN THOUSANDS)    (NOTE 3)
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 1.3%
  Covance, Inc.+                                         25,000   $      650,750
                                                                  --------------

PHARMACEUTICALS -- 16.6%
  Eon Labs, Inc.+(1)                                     60,000        2,526,600
  Ilex Oncology, Inc.+                                  100,000        2,086,000
  Pfizer, Inc.(1)                                        40,000        1,264,000
  Pharmaceutical Resources, Inc.+(1)                     20,000        1,445,600
  Tanox, Inc.+                                           50,000          897,500
                                                                  --------------
                                                                       8,219,700
                                                                  --------------

THERAPEUTICS -- 3.0%
  Nuvelo, Inc.+                                         185,000          612,350
  Serono SA ADR(1)                                       50,000          862,000
                                                                  --------------
                                                                       1,474,350
                                                                  --------------
  TOTAL INVESTMENT SECURITIES
    (cost $28,137,536)                                                35,352,778
                                                                  --------------
REPURCHASE AGREEMENTS -- 27.0%
  State Street Bank & Trust Co. Joint
    Repurchase Agreement
    (Note 3)(1)                                      $    6,337        6,337,000
  UBS Warburg, LLC Joint Repurchase
    Agreement (Note 3)(1)                                 7,000        7,000,000
                                                                  --------------
  TOTAL REPURCHASE AGREEMENTS
    (cost $13,337,000)                                                13,337,000
                                                                  --------------
  TOTAL INVESTMENTS --
    (cost $41,474,536*)                                               48,689,778
                                                                  --------------

COMMON STOCK-SHORT POSITIONS -- (13.1%)

BIOMEDICAL -- (0.7%)
  Decode Genetics, Inc.+                                (50,000)        (352,500)
                                                                  --------------

BIOTECHNOLOGY -- (0.6%)
  Corixa Corp.+                                         (50,000)        (298,500)
                                                                  --------------

DISTRIBUTION -- (2.4%)
  Cardinal Health, Inc.                                 (20,000)      (1,186,800)
                                                                  --------------

GENOMICS -- (3.6%)
  Applera Corporation Celera Genomics Group+            (50,000)        (668,500)
  Genencor International, Inc.+                         (27,000)        (413,100)
  Human Genome Sciences, Inc.+                          (50,000)        (695,500)
                                                                  --------------
                                                                      (1,777,100)
                                                                  --------------

                                                                      VALUE
       SECURITY DESCRIPTION                            SHARES        (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK-SHORT POSITIONS -- (CONTINUED)

MEDICAL DEVICES -- (2.6%)
  INAMED Corp.+                                         (15,000)  $   (1,295,550)
                                                                  --------------

MEDICAL DRUGS -- (1.2%)
  OSI Pharmaceuticals, Inc.+                            (20,000)        (560,000)
                                                                  --------------

THERAPEUTICS -- (2.0%)
  Forest Laboratories, Inc.+                            (20,000)      (1,000,200)
                                                                  --------------
TOTAL COMMON STOCK-SHORT POSITIONS -- (13.1%)
  (proceeds $6,390,068)                                               (6,470,650)
                                                                  --------------
Other assets less liabilities                              14.6%       7,208,728
                                                        -------   --------------
NET ASSETS --                                             100.0%  $   49,427,856
                                                        =======   ==============

----------
*    See Note 7
+    Non-income producing securities
(1) The security or a portion thereof represents collateral for securities sold short.

See Notes to Financial Statements

TAX MANAGED EQUITY FUND
PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                      VALUE
       SECURITY DESCRIPTION                            SHARES        (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.0%

AEROSPACE & MILITARY TECHNOLOGY -- 2.6%
  Raytheon Co.                                           17,000   $      450,160
  United Technologies Corp.                              13,000        1,100,970
                                                                  --------------
                                                                       1,551,130
                                                                  --------------

APPAREL & TEXTILES -- 0.7%
  Jones Apparel Group, Inc.                              12,000          414,000
                                                                  --------------

BANKS -- 5.4%
  Bank One Corp.                                         24,500        1,040,025
  FleetBoston Financial Corp.                            10,000          403,900
  Mellon Financial Corp.                                 14,000          418,180
  U.S. Bancorp                                           51,831        1,410,840
                                                                  --------------
                                                                       3,272,945
                                                                  --------------

BROADCASTING & MEDIA -- 3.8%
  E.W. Scripps Co., Class A                               5,000          464,550
  News Corp., Ltd. ADR                                   12,600          449,190
  Tribune Co.                                             9,000          441,450
  Viacom, Inc., Class B                                  23,000          917,010
                                                                  --------------
                                                                       2,272,200
                                                                  --------------

BUSINESS SERVICES -- 0.9%
  Accenture, Ltd., Class A+                              23,000          538,200
                                                                  --------------

CHEMICALS -- 0.7%
  Air Products and Chemicals, Inc.                        9,000          408,690
                                                                  --------------

COMPUTER SOFTWARE -- 5.0%
  First Data Corp.                                        5,000          178,500
  Microsoft Corp.                                        84,200        2,201,830
  Oracle Corp.+                                          30,000          358,800
  SunGard Data Systems, Inc.                             10,000          280,500
                                                                  --------------
                                                                       3,019,630
                                                                  --------------

COMPUTERS & BUSINESS EQUIPMENT -- 6.2%
  Dell, Inc.+                                            19,000          686,280
  Intel Corp.                                            46,700        1,543,435
  International Business
    Machines Corp.                                       16,800        1,503,264
                                                                  --------------
                                                                       3,732,979
                                                                  --------------

CONGLOMERATE -- 4.6%
  General Electric Co.                                   70,300   $    2,039,403
  Tyco International, Ltd.                               34,500          720,360
                                                                  --------------
                                                                       2,759,763
                                                                  --------------

ELECTRONICS -- 3.5%
  Altera Corp.+                                          15,000          303,450
  Applied Materials, Inc.+                               14,000          327,180
  Johnson Controls, Inc.                                 11,300        1,215,089
  Linear Technology Corp.                                 7,000          298,270
                                                                  --------------
                                                                       2,143,989
                                                                  --------------

ENERGY SERVICES -- 1.1%
  Baker Hughes, Inc.                                     23,000          649,980
                                                                  --------------

ENERGY SOURCES -- 5.7%
  Anadarko Petroleum Corp.                                7,000          305,340
  ChevronTexaco Corp.                                    18,500        1,374,550
  Exxon Mobil Corp.                                      49,120        1,796,810
                                                                  --------------
                                                                       3,476,700
                                                                  --------------

FINANCIAL SERVICES -- 10.9%
  Capital One Financial Corp.                             7,500          456,000
  CIT Group, Inc.                                         6,000          201,720
  Citigroup, Inc.                                        51,333        2,433,184
  Fannie Mae                                              9,000          645,210
  Freddie Mac                                            11,000          617,430
  Goldman Sachs Group, Inc.                              12,002        1,126,988
  Morgan Stanley                                         10,000          548,700
  Washington Mutual, Inc.                                13,350          584,062
                                                                  --------------
                                                                       6,613,294
                                                                  --------------

FOOD, BEVERAGE & TOBACCO -- 4.7%
  Altria Group, Inc.                                     18,800          874,200
  Coca-Cola Co.                                          27,400        1,271,360
  PepsiCo, Inc.                                          14,300          683,826
                                                                  --------------
                                                                       2,829,386
                                                                  --------------

FOREST PRODUCTS -- 1.1%
  Temple-Inland, Inc.                                    12,400          669,972
                                                                  --------------

HOUSEHOLD PRODUCTS -- 3.8%
  Gillette Co.                                           25,200          803,880
  Procter & Gamble Co.                                   15,300        1,503,837
                                                                  --------------
                                                                       2,307,717
                                                                  --------------

                                                                      VALUE
       SECURITY DESCRIPTION                            SHARES        (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK  (CONTINUED)

INSURANCE -- 4.9%
  Allstate Corp.                                         17,000   $      671,500
  Ambac Financial Group, Inc.                            16,400        1,160,136
  American International Group, Inc.#                    11,580          704,411
  RenaissanceRe Holdings Ltd.                            10,000          449,800
                                                                  --------------
                                                                       2,985,847
                                                                  --------------

MACHINERY -- 2.4%
  Danaher Corp.                                           8,000          662,800
  Deere & Co.                                            13,400          812,308
                                                                  --------------
                                                                       1,475,108
                                                                  --------------

MEDICAL PRODUCTS -- 3.3%
  Guidant Corp.                                          18,000          918,180
  Johnson & Johnson                                      21,944        1,104,442
                                                                  --------------
                                                                       2,022,622
                                                                  --------------

METALS & MINING -- 1.1%
  Alcoa, Inc.                                            21,928          692,267
                                                                  --------------

PHARMACEUTICALS -- 8.9%
  Amgen, Inc.+                                           12,000          741,120
  Bristol-Myers Squibb Co.                               19,100          484,567
  Eli Lilly and Co.                                      17,400        1,159,188
  Pfizer, Inc.                                           61,305        1,937,238
  Schering-Plough Corp.                                  16,700          255,009
  Wyeth                                                  19,000          838,660
                                                                  --------------
                                                                       5,415,782
                                                                  --------------

RESTAURANTS -- 0.3%
  Yum! Brands, Inc.                                       5,000          170,700
                                                                  --------------

RETAIL STORES -- 7.3%
  Home Depot, Inc.                                       26,550          984,208
  Target Corp.                                           24,700          981,578
  TJX Cos, Inc.                                          30,500          640,195
  Wal-Mart Stores, Inc.                                  30,800        1,815,660
                                                                  --------------
                                                                       4,421,641
                                                                  --------------

                                                       SHARES/
                                                     PRINCIPAL
                                                       AMOUNT         VALUE
       SECURITY DESCRIPTION                        (IN THOUSANDS)    (NOTE 3)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 7.2%
  Cisco Systems, Inc.+                                   70,400   $    1,476,992
  Comcast Corp., Class A                                 30,700        1,001,434
  QUALCOMM, Inc.                                          8,000          380,000
  SBC Communications, Inc.                               22,900          549,142
  Verizon Communications, Inc.                           28,230          948,528
                                                                  --------------
                                                                       4,356,096
                                                                  --------------

TRANSPORTATION -- 1.3%
  Union Pacific Corp.                                    13,000          813,800
                                                                  --------------

UTILITIES -- 1.6%
  Dominion Resources, Inc.                                5,000          308,000
  Pinnacle West Capital Corp.                            18,000          658,080
                                                                  --------------
                                                                         966,080
                                                                  --------------
  TOTAL INVESTMENT SECURITIES
    (cost $65,506,208)                                                59,980,518
                                                                  --------------
SHORT-TERM INVESTMENTS -- 1.2%
  Time Deposit with State Street
    Bank & Trust Co. 0.05% due 11/03/03
    (cost: $756,000)                                        756          756,000
                                                                  --------------
TOTAL INVESTMENTS --
  (cost $66,262,208*)                                     100.2%      60,736,518
Liabilities in excess of other assets                      (0.2)        (129,495)
                                                        -------   --------------
NET ASSETS --                                             100.0%  $   60,607,023
                                                        =======   ==============

----------
*    See Note 7
+    Non-income producing securities
#    Security represents an investment in an affiliated company. See Note 6.
ADR  American Depository Receipt

See Notes to Financial Statements

SUNAMERICA STOCK INDEX FUND
PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                      VALUE
       SECURITY DESCRIPTION                            SHARES        (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.6%

AEROSPACE & MILITARY TECHNOLOGY -- 1.7%
  Boeing Co.                                              3,350   $      128,942
  General Dynamics Corp.                                    790           66,123
  Goodrich Corp.                                            470           12,981
  Honeywell International, Inc.                           3,430          104,992
  Lockheed Martin Corp.                                   1,800           83,448
  Northrop Grumman Corp.                                    730           65,262
  Raytheon Co.                                            1,650           43,692
  Rockwell Collins, Inc.                                    710           19,490
  United Technologies Corp.                               1,870          158,370
                                                                  --------------
                                                                         683,300
                                                                  --------------

APPAREL & TEXTILES -- 0.4%
  Cintas Corp.                                              680           29,009
  Jones Apparel Group, Inc.                                 500           17,250
  Liz Claiborne, Inc.                                       430           15,863
  Nike, Inc., Class B                                     1,050           67,095
  Reebok International, Ltd.                                240            9,348
  V.F. Corp.                                                430           18,253
                                                                  --------------
                                                                         156,818
                                                                  --------------

AUTOMOTIVE -- 0.8%
  AutoNation, Inc.+                                       1,100           20,570
  AutoZone, Inc.+                                           360           34,596
  Cooper Tire & Rubber Co.                                  290            5,702
  Dana Corp.                                                590            9,605
  Delphi Corp.                                            2,230           19,847
  Ford Motor Co.                                          7,300           88,549
  General Motors Corp.                                    2,230           95,154
  Goodyear Tire & Rubber Co.+                               700            4,802
  Harley Davidson, Inc.                                   1,210           57,366
  Snap-on, Inc.                                             230            6,748
  Visteon Corp.                                             520            3,359
                                                                  --------------
                                                                         346,298
                                                                  --------------

BANKS -- 5.6%
  AmSouth Bancorp.                                        1,400           33,068
  Bank of America Corp.                                   5,950          450,594
  Bank of New York Co., Inc.                              3,070           95,753
  Bank One Corp.                                          4,500          191,025
  BB&T Corp.                                              2,150           83,141
  Charter One Financial, Inc.                               900           28,764
  Comerica, Inc.                                            700           36,036
  Fifth Third Bancorp                                     2,270   $      131,569
  First Tennessee National Corp.                            500           22,680
  FleetBoston Financial Corp.                             4,190          169,234
  Huntington Bancshares, Inc.                               910           19,711
  KeyCorp                                                 1,680           47,460
  Marshall & Ilsley Corp.                                   910           32,596
  Mellon Financial Corp.                                  1,720           51,376
  National City Corp.                                     2,450           80,017
  North Fork Bancorp., Inc.                                 610           23,778
  Northern Trust Corp.                                      880           40,876
  PNC Financial Services Group, Inc.                      1,120           59,998
  Regions Financial Corp.                                   890           32,708
  State Street Corp.                                      1,330           69,639
  SunTrust Banks, Inc.                                    1,120           75,118
  Synovus Financial Corp.                                 1,200           33,120
  U.S. Bancorp                                            7,670          208,777
  Union Planters Corp.                                      780           25,951
  Wachovia Corp.                                          5,310          243,570
  Zions Bancorp.                                            360           22,064
                                                                  --------------
                                                                       2,308,623
                                                                  --------------

BROADCASTING & MEDIA -- 3.1%
  Clear Channel Communications, Inc.                      2,450          100,009
  Dow Jones & Co., Inc.                                     320           16,630
  Gannett Co., Inc.                                       1,070           89,998
  Interpublic Group Cos., Inc.+                           1,560           23,213
  Knight Ridder, Inc.                                       320           23,462
  McGraw Hill Cos., Inc.                                    760           50,882
  Meredith Corp.                                            200            9,704
  Monster Worldwide, Inc.+                                  450           11,462
  New York Times Co., Class A                               600           28,518
  Omnicom Group, Inc.                                       760           60,648
  Scientific Atlanta, Inc.                                  590           17,464
  Time Warner, Inc.+                                     17,970          274,761
  Tribune Co.                                             1,250           61,313
  Univision Communications, Inc.,
    Class A+                                              1,280           43,456
  Viacom, Inc., Class B                                   6,990          278,691
  Walt Disney Co.                                         8,140          184,290
                                                                  --------------
                                                                       1,274,501
                                                                  --------------

BUSINESS SERVICES -- 1.1%
  Allied Waste Industries, Inc.+                            830            9,362
  Avery Dennison Corp.                                      440           23,135
  Ball Corp.                                                230           12,926

                                                                      VALUE
       SECURITY DESCRIPTION                            SHARES        (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)

BUSINESS SERVICES -- (CONTINUED)
  Bemis Co., Inc.                                           210   $        9,710
  Cendant Corp.+                                          4,040           82,537
  Convergys Corp.+                                          570            9,154
  Equifax, Inc.                                             560           13,687
  Fluor Corp.                                               330           12,236
  Genuine Parts Co.                                         690           21,956
  Pactiv Corp.+                                             630           13,892
  Paychex, Inc.                                           1,500           58,380
  Pitney Bowes, Inc.                                        930           38,223
  Robert Half International, Inc.+                          680           16,055
  RR Donnelley & Sons Co.                                   450           11,700
  Sealed Air Corp.+                                         340           18,098
  W.W. Grainger, Inc.                                       360           16,481
  Waste Management, Inc.                                  2,360           61,171
  Waters Corp.+                                             490           15,401
                                                                  --------------
                                                                         444,104
                                                                  --------------

CHEMICALS -- 1.4%
  Air Products and Chemicals, Inc.                          910           41,323
  Ashland, Inc.                                             270           10,055
  Dow Chemical Co.                                        3,660          137,945
  E.I. du Pont de Nemours & Co.                           3,970          160,388
  Eastman Chemical Co.                                      310           10,063
  Ecolab, Inc.                                            1,030           27,697
  Engelhard Corp.                                           500           14,290
  Great Lakes Chemical Corp.                                200            4,300
  Hercules, Inc.+                                           440            4,598
  Monsanto Co.                                            1,040           26,052
  PPG Industries, Inc.                                      680           39,202
  Praxair, Inc.                                             650           45,227
  Rohm and Haas Co.                                         890           34,977
  Sigma-Aldrich Corp.                                       280           14,686
  Vulcan Materials Co.                                      410           18,167
                                                                  --------------
                                                                         588,970
                                                                  --------------

COMMUNICATION EQUIPMENT -- 0.5%
  LSI Logic Corp.+                                        1,510           13,953
  Lucent Technologies, Inc.+                             16,570           53,024
  Motorola, Inc.                                          9,270          125,423
  Tellabs, Inc.+                                          1,640           12,349
                                                                  --------------
                                                                         204,749
                                                                  --------------

COMPUTER SOFTWARE -- 5.1%
  Adobe Systems, Inc.                                       930   $       40,771
  Autodesk, Inc.                                            450            8,663
  Automatic Data Processing, Inc.                         2,380           89,821
  BMC Software, Inc.+                                       910           15,816
  Citrix Systems, Inc.+                                     660           16,685
  Computer Associates International, Inc.                 2,310           54,331
  Computer Sciences Corp.+                                  750           29,715
  Compuware Corp.+                                        1,520            8,542
  Electronic Data Systems Corp.                           1,910           40,969
  First Data Corp.                                        2,950          105,315
  Fiserv, Inc.+                                             770           27,196
  Intuit, Inc.+                                             820           40,984
  Mercury Interactive Corp.+                                340           15,790
  Microsoft Corp.@                                       43,060        1,126,019
  NCR Corp.+                                                380           13,657
  Novell, Inc.+                                           1,480            8,688
  Nvidia Corp.+                                             630           11,138
  Oracle Corp.+                                          20,840          249,246
  Parametric Technology Corp.+                            1,060            3,297
  PeopleSoft, Inc.+                                       1,450           30,102
  Siebel Systems, Inc.+                                   1,970           24,802
  SunGard Data Systems, Inc.+                             1,140           31,977
  Unisys Corp.+                                           1,310           20,122
  VERITAS Software Corp.+                                 1,700           61,455
                                                                  --------------
                                                                       2,075,101
                                                                  --------------

COMPUTERS & BUSINESS EQUIPMENT -- 5.9%
  Apple Computer, Inc.+                                   1,440           32,962
  Dell, Inc.+                                            10,230          369,507
  EMC Corp.+                                              8,740          120,962
  Gateway, Inc.+                                          1,290            6,502
  Hewlett-Packard Co.                                    12,160          271,289
  Intel Corp.                                            25,920          856,656
  International Business Machines Corp.                   6,890          616,517
  Lexmark International Group, Inc.+                        510           37,541
  Network Appliance, Inc.+                                1,360           33,565
  Sun Microsystems, Inc.+                                12,860           50,926
  Xerox Corp.+                                            3,150           33,075
                                                                  --------------
                                                                       2,429,502
                                                                  --------------

CONGLOMERATE -- 4.2%
  3M Co.                                                  3,120          246,075
  General Electric Co.@                                  39,890        1,157,209
  ITT Industries, Inc.                                      370           25,156
  Schlumberger Ltd.                                       2,320          108,970

                                                                      VALUE
       SECURITY DESCRIPTION                            SHARES        (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)

CONGLOMERATE -- (CONTINUED)
  Textron, Inc.                                             540   $       26,833
  Tyco International, Ltd.                                7,950          165,996
                                                                  --------------
                                                                       1,730,239
                                                                  --------------

EDUCATION -- 0.1%
  Apollo Group, Inc., Class A+                              700           44,471
                                                                  --------------

ELECTRONICS -- 3.0%
  Advanced Micro Devices, Inc.+                           1,380           20,976
  Agilent Technologies, Inc.+                             1,880           46,850
  Altera Corp.+                                           1,520           30,750
  American Power Conversion Corp.+                          790           15,982
  Analog Devices, Inc.+                                   1,460           64,722
  Applera Corp.-- Applied Biosystems
    Group                                                   830           19,156
  Applied Materials, Inc.+                                6,600          154,242
  Applied Micro Circuits Corp.+                           1,210            7,042
  Broadcom Corp., Class A+                                1,180           37,701
  Emerson Electric Co.                                    1,680           95,340
  Jabil Circuit, Inc.+                                      790           22,001
  Johnson Controls, Inc.                                    360           38,711
  KLA-Tencor Corp.+                                         760           43,571
  Linear Technology Corp.                                 1,250           53,262
  Maxim Integrated Products, Inc.+                        1,290           64,126
  Micron Technology, Inc.+                                2,430           34,846
  Millipore Corp.+                                          190            8,331
  Molex, Inc.                                               760           23,856
  National Semiconductor Corp.+                             730           29,660
  Novellus Systems, Inc.+                                   600           24,774
  PMC-Sierra, Inc.+                                         680           12,356
  Power-One, Inc.+                                          330            2,990
  QLogic Corp.+                                             380           21,299
  Rockwell Automation, Inc.                                 740           22,977
  Sanmina-SCI Corp.+                                      2,030           21,416
  Solectron Corp.+                                        3,300           18,282
  Symbol Technologies, Inc.                                 920           11,491
  Tektronix Inc.                                            340            8,728
  Teradyne, Inc.+                                           750           17,085
  Texas Instruments, Inc.                                 6,890          199,259
  Thomas & Betts Corp.                                      230            4,094
  Xilinx, Inc.+                                           1,360           43,112
                                                                  --------------
                                                                       1,218,988
                                                                  --------------

ENERGY SERVICES -- 0.5%
  Baker Hughes, Inc.                                      1,330   $       37,586
  BJ Services Co.+                                          630           20,670
  Devon Energy Corp.                                        920           44,620
  Dynegy, Inc., Class A+                                  1,490            5,975
  Halliburton Co.                                         1,740           41,551
  Nabors Industries, Ltd.+                                  580           21,924
  Rowan Cos., Inc.+                                         370            8,862
  Transocean Sedco Forex, Inc.+                           1,270           24,371
                                                                  --------------
                                                                         205,559
                                                                  --------------

ENERGY SOURCES -- 4.6%
  Amerada Hess Corp.                                        360           18,583
  Anadarko Petroleum Corp.                                  990           43,184
  Apache Corp.                                              640           44,621
  Burlington Resources, Inc.                                800           38,912
  ChevronTexaco Corp.                                     4,260          316,518
  ConocoPhillips                                          2,710          154,876
  El Paso Corp.                                           2,390           17,543
  EOG Resources, Inc.                                       460           19,384
  Exxon Mobil Corp.@                                     26,430          966,809
  Kerr-Mcgee Corp.                                          400           16,600
  Keyspan Corp.                                             630           22,031
  Kinder Morgan, Inc.                                       490           26,239
  Marathon Oil Corp.                                      1,240           36,667
  Nicor, Inc.                                               180            6,169
  NiSource, Inc.                                          1,050           21,746
  Noble Corp.+                                              530           18,195
  Occidental Petroleum Corp.                              1,520           53,595
  Peoples Energy Corp.                                      150            6,068
  Sempra Energy                                             890           24,742
  Sunoco, Inc.                                              310           13,566
  Unocal Corp.                                            1,030           32,630
                                                                  --------------
                                                                       1,898,678
                                                                  --------------

ENTERTAINMENT PRODUCTS -- 0.4%
  Brunswick Corp.                                           360           10,681
  Eastman Kodak Co.                                       1,140           27,850
  Electronic Arts, Inc.+                                    590           58,434
  Hasbro, Inc.                                              690           15,042
  Mattel, Inc.                                            1,750           33,880
                                                                  --------------
                                                                         145,887
                                                                  --------------

FINANCIAL SERVICES -- 9.5%
  American Express Co.                                    5,130          240,751

                                                                      VALUE
       SECURITY DESCRIPTION                            SHARES        (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)

FINANCIAL SERVICES -- (CONTINUED)
  Bear Stearns Cos., Inc.                                   400   $       30,500
  Capital One Financial Corp.                               910           55,328
  Charles Schwab & Co., Inc.                              5,390           73,088
  Citigroup, Inc.                                        20,510          972,174
  Concord EFS, Inc.+                                      1,940           20,739
  Countrywide Credit Industries, Inc.                       540           56,765
  Deluxe Corp.                                              210            8,478
  Fannie Mae                                              3,880          278,157
  Federated Investors, Inc., Class B                        430           11,890
  Franklin Resources, Inc.                                1,000           47,420
  Freddie Mac                                             2,770          155,480
  Golden West Financial Corp.                               610           61,262
  Goldman Sachs Group, Inc.                               1,890          177,471
  H & R Block, Inc.                                         720           33,905
  J.P. Morgan Chase & Co.                                 8,110          291,149
  Janus Capital Group, Inc.                                 950           13,433
  Lehman Brothers Holdings, Inc.                          1,100           79,200
  MBNA Corp.                                              5,090          125,977
  Merrill Lynch & Co., Inc.                               3,720          220,224
  Moodys Corp.                                              590           34,120
  Morgan Stanley                                          4,330          237,587
  Providian Financial Corp.+                              1,160           12,888
  SLM Corp.                                               1,800           70,488
  South Trust Corp.                                       1,340           42,679
  T. Rowe Price Group, Inc.                                 490           20,163
  Washington Mutual, Inc.                                 3,680          161,000
  Wells Fargo & Co.                                       6,690          376,781
                                                                  --------------
                                                                       3,909,097
                                                                  --------------

FOOD, BEVERAGE & TOBACCO -- 4.7%
  Adolph Coors Co., Class B                                 150            8,408
  Altria Group, Inc.                                      8,080          375,720
  Anheuser-Busch Cos., Inc.                               3,290          162,065
  Archer-Daniels-Midland Co.                              2,570           36,880
  Brown-Forman Corp., Class B                               240           20,251
  Campbell Soup Co.                                       1,640           42,509
  Coca-Cola Co.                                           9,790          454,256
  Coca-Cola Enterprises, Inc.                             1,800           36,288
  ConAgra Foods, Inc.                                     2,140           51,018
  General Mills, Inc.                                     1,480           66,378
  H.J. Heinz & Co.                                        1,400           49,462
  Hershey Foods Corp.                                       520           40,092
  Kellogg Co.                                             1,630           54,002
  McCormick & Co., Inc.                                     560           16,598
  Pepsi Bottling Group, Inc.                              1,070   $       23,850
  PepsiCo, Inc.                                           6,870          328,523
  R.J. Reynolds Tobacco Holdings, Inc.                      340           16,330
  Sara Lee Corp.                                          3,090           61,584
  UST, Inc.                                                 660           22,453
  Wm. Wrigley Jr. Co.                                       900           50,760
                                                                  --------------
                                                                       1,917,427
                                                                  --------------

FOREST PRODUCTS -- 0.5%
  Boise Cascade Corp.                                       230            6,452
  Georgia-Pacific Corp.                                   1,010           26,543
  International Paper Co.                                 1,910           75,158
  Louisiana Pacific Corp.+                                  420            7,988
  MeadWestvaco Corp.                                        800           20,736
  Plum Creek Timber Co., Inc.                               730           19,235
  Temple-Inland, Inc.                                       220           11,887
  Weyerhaeuser Co.                                          870           52,400
                                                                  --------------
                                                                         220,399
                                                                  --------------

HEALTH SERVICES -- 1.2%
  Aetna, Inc.                                               610           35,020
  Express Scripts, Inc+                                     320           17,574
  HCA, Inc.                                               1,990           76,117
  Health Management Associates, Inc.,
    Class A+                                                960           21,264
  Humana, Inc.+                                             640           12,986
  Manor Care, Inc.                                          360           11,981
  McKesson, Inc.                                          1,160           35,113
  Medco Health Solutions, Inc.+                           1,080           35,856
  Quest Diagnostics, Inc.+                                  420           28,413
  Tenet Healthcare Corp.+                                 1,850           25,530
  UnitedHealth Group, Inc.                                2,370          120,586
  Wellpoint Health Networks, Inc.,Class A+                  590           52,451
                                                                  --------------
                                                                         472,891
                                                                  --------------

HOME BUILDING -- 0.1%
  Centex Corp.                                              250           24,375
  KB Home                                                   190           13,013
  Pulte Homes, Inc.                                         250           21,628
                                                                  --------------
                                                                          59,016
                                                                  --------------

HOUSEHOLD PRODUCTS -- 2.5%
  Alberto-Culver Co., Class B                               230           14,582
  Avon Products, Inc.                                       940           63,882

                                                                      VALUE
       SECURITY DESCRIPTION                            SHARES        (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)

HOUSEHOLD PRODUCTS -- (CONTINUED)
  Clorox Co.                                                860   $       38,958
  Colgate-Palmolive Co.                                   2,140          113,827
  Gillette Co.                                            4,060          129,514
  International Flavors & Fragrances, Inc.                  380           12,578
  Kimberly-Clark Corp.                                    2,020          106,676
  Leggett & Platt, Inc.                                     770           16,085
  Newell Rubbermaid, Inc.                                 1,090           24,852
  Procter & Gamble Co.                                    5,160          507,176
  Tupperware Corp.                                          230            3,462
                                                                  --------------
                                                                       1,031,592
                                                                  --------------

INSURANCE -- 4.6%
  ACE, Ltd.                                               1,110           39,960
  AFLAC, Inc.                                             2,050           74,784
  Allstate Corp.                                          2,800          110,600
  Ambac Financial Group, Inc.                               430           30,418
  American International Group, Inc.#                    10,390          632,024
  Anthem, Inc.+                                             550           37,637
  Aon Corp.                                               1,250           27,375
  Chubb Corp.                                               750           50,107
  CIGNA Corp.                                               560           31,948
  Cincinnati Financial Corp.                                640           26,189
  Hartford Financial Services Group, Inc.                 1,120           61,488
  Jefferson Pilot Corp.                                     570           27,212
  John Hancock Financial Services, Inc.                   1,150           40,652
  Lincoln National Corp.                                    710           28,350
  Loews Corp.                                               740           31,820
  Marsh & McLennan Cos., Inc.                             2,120           90,630
  MBIA, Inc.                                                580           34,574
  MetLife, Inc.                                           3,030           95,142
  MGIC Investment Corp.                                     390           20,011
  Principal Financial Group, Inc.                         1,290           40,441
  Progressive Corp.                                         870           64,206
  Prudential Financial, Inc.                              2,170           83,849
  SAFECO Corp.                                              550           20,185
  St. Paul Cos., Inc.                                       910           34,698
  Torchmark Corp.                                           460           20,185
  Travelers Property Casualty Corp.,
    Class B                                               4,010           65,644
  UnumProvident Corp.                                     1,180           19,317
  XL Capital, Ltd., Class A                                 540           37,530
                                                                  --------------
                                                                       1,876,976
                                                                  --------------

INTERNET CONTENT -- 0.7%
  eBay, Inc.+                                             2,560   $      143,206
  Sabre Holdings Corp.                                      570           12,489
  Yahoo!, Inc.+                                           2,590          113,183
                                                                  --------------
                                                                         268,878
                                                                  --------------

INTERNET SOFTWARE -- 0.1%
  Symantec Corp.+                                           600           39,990
                                                                  --------------

LEISURE & TOURISM -- 0.8%
  Carnival Corp.                                          2,510           87,624
  Delta Air Lines, Inc.                                     490            6,380
  Harrah's Entertainment, Inc.                              440           19,140
  Hilton Hotels Corp.                                     1,500           23,760
  International Game Technology                           1,370           44,867
  Marriott International, Inc., Class A                     930           40,176
  Southwest Airlines Co.                                  3,120           60,528
  Starwood Hotels & Resorts
    Worldwide, Inc.                                         800           26,984
                                                                  --------------
                                                                         309,459
                                                                  --------------

MACHINERY -- 1.3%
  Caterpillar, Inc.                                       1,370          100,394
  Cooper Industries, Ltd., Class A                          370           19,573
  Crane Co.                                                 240            6,744
  Cummins, Inc.                                             170            8,058
  Danaher Corp.                                             610           50,538
  Deere & Co.                                               950           57,589
  Dover Corp.                                               810           31,606
  Eaton Corp.                                               300           30,072
  Illinois Tool Works, Inc.                               1,230           90,466
  Ingersoll-Rand Co., Ltd., Class A                         680           41,072
  Navistar International Corp., Inc.+                       270           10,916
  PACCAR, Inc.                                              460           36,322
  Pall Corp.                                                490           11,466
  Parker-Hannifin Corp.                                     470           23,956
  Thermo Electron Corp.+                                    650           14,287
                                                                  --------------
                                                                         533,059
                                                                  --------------

MEDICAL PRODUCTS -- 3.6%
  Bausch & Lomb, Inc.                                       210           10,114
  Baxter International, Inc.                              2,430           64,589
  Becton, Dickinson and Co.                               1,010           36,926
  Biomet, Inc.                                            1,020           36,577
  Boston Scientific Corp.+                                1,640          111,061

                                                                      VALUE
       SECURITY DESCRIPTION                            SHARES        (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)

MEDICAL PRODUCTS -- (CONTINUED)
  C.R. Bard, Inc.                                           210   $       16,811
  Chiron Corp.+                                             740           40,426
  Genzyme Corp.+                                            880           40,392
  Guidant Corp.                                           1,230           62,742
  IMS Health, Inc.                                          950           22,353
  Johnson & Johnson                                      11,820          594,901
  MedImmune, Inc.+                                        1,000           26,660
  Medtronic, Inc.                                         4,850          221,014
  PerkinElmer, Inc.                                         510            9,185
  St. Jude Medical, Inc.+                                   680           39,549
  Stryker Corp.                                             790           64,077
  Zimmer Holdings, Inc.+                                    900           57,429
                                                                  --------------
                                                                       1,454,806
                                                                  --------------

METALS & MINING -- 0.6%
  Alcoa, Inc.                                             3,370          106,391
  Allegheny Technologies, Inc.                              320            2,448
  Freeport-McMoRan Copper & Gold, Inc.,
    Class B                                                 670           25,963
  Newmont Mining Corp.                                    1,630           71,361
  Nucor Corp.                                               310           16,997
  Phelps Dodge Corp.+                                       360           22,226
  United States Steel Corp.                                 410            9,697
  Worthington Industries, Inc.                              340            4,957
                                                                  --------------
                                                                         260,040
                                                                  --------------

PHARMACEUTICALS -- 7.5%
  Abbott Laboratories                                     6,220          265,096
  Allergan, Inc.                                            520           39,322
  AmerisourceBergen Corp.                                   450           25,547
  Amgen, Inc.+                                            5,140          317,447
  Biogen, Inc.+                                             600           24,282
  Bristol-Myers Squibb Co.                                7,720          195,856
  Cardinal Health, Inc.                                   1,780          105,625
  Eli Lilly and Co.                                       4,470          297,791
  Forest Laboratories, Inc.+                              1,450           72,515
  King Pharmaceuticals, Inc.+                               960           12,864
  Merck & Co., Inc.                                       8,920          394,710
  Pfizer, Inc.@                                          31,000          979,600
  Schering-Plough Corp.                                   5,850           89,330
  Watson Pharmaceuticals, Inc.+                             430           16,886
  Wyeth                                                   5,300          233,942
                                                                  --------------
                                                                       3,070,813
                                                                  --------------

REAL ESTATE INVESTMENT TRUSTS -- 0.4%
  Apartment Investment &
    Management Co.                                          380   $       15,542
  Equity Office Properties Trust                          1,590           44,536
  Equity Residential                                      1,090           31,882
  Prologis                                                  710           20,973
  Simon Property Group, Inc.                                770           34,712
                                                                  --------------
                                                                         147,645
                                                                  --------------

RESTAURANTS -- 0.6%
  Darden Restaurants, Inc.                                  650           13,618
  McDonald's Corp.                                        5,070          126,801
  Starbucks Corp.+                                        1,560           49,296
  Wendys International, Inc.                                450           16,672
  Yum! Brands, Inc.+                                      1,170           39,944
                                                                  --------------
                                                                         246,331
                                                                  --------------

RETAIL STORES -- 7.6%
  Albertson's, Inc.                                       1,460           29,623
  American Greetings Corp., Class A+                        260            5,546
  American Standard Cos., Inc.+                             290           27,753
  Bed Bath & Beyond, Inc.+                                1,180           49,843
  Best Buy Co., Inc.+                                     1,280           74,637
  Big Lots, Inc.+                                           470            7,055
  Black & Decker Corp.                                      310           14,821
  Circuit City Stores-Circuit City Group                    830            7,918
  Costco Wholesale Corp.+                                 1,820           64,373
  CVS Corp.                                               1,570           55,233
  Dillards, Inc., Class A                                   330            5,336
  Dollar General Corp.                                    1,330           29,885
  Family Dollar Stores, Inc.                                690           30,091
  Federated Department Stores, Inc.+                        740           35,187
  Fortune Brands, Inc.                                      580           37,787
  Gap, Inc.                                               3,560           67,925
  Home Depot, Inc.                                        9,150          339,190
  J.C. Penney Co., Inc. (Holding Co.)                     1,080           25,542
  Kohl's Corp.+                                           1,350           75,694
  Kroger Co.+                                             2,990           52,295
  Limited, Inc.                                           2,080           36,608
  Lowe's Cos., Inc.                                       3,120          183,862
  Masco Corp.                                             1,870           51,425
  May Department Stores Co.                               1,150           32,154
  Maytag Corp.                                              310            7,874
  Nordstrom, Inc.                                           540           16,465
  Office Depot, Inc.+                                     1,230           18,364

                                                                      VALUE
       SECURITY DESCRIPTION                            SHARES        (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)

RETAIL STORES -- (CONTINUED)
  RadioShack Corp.                                          660   $       19,793
  Safeway, Inc.+                                          1,760           37,136
  Sears, Roebuck & Co.                                    1,130           59,472
  Sherwin-Williams Co.                                      580           19,453
  Stanley Works                                             340           11,336
  Staples, Inc.+                                          1,950           52,299
  SUPERVALU, Inc.                                           530           13,367
  Sysco Corp.                                             2,590           87,179
  Target Corp.                                            3,630          144,256
  Tiffany & Co.                                             580           27,521
  TJX Cos, Inc.                                           2,030           42,610
  Toys "R" Us, Inc.+                                        850           11,050
  Wal-Mart Stores, Inc.@                                 17,400        1,025,730
  Walgreen Co.                                            4,080          142,066
  Whirlpool Corp.                                           270           19,027
  Winn-Dixie Stores, Inc.                                   560            4,530
                                                                  --------------
                                                                       3,099,311
                                                                  --------------

TELECOMMUNICATIONS -- 5.5%
  ADC Telecommunications, Inc.+                           3,200            8,160
  Alltel Corp.                                            1,240           58,615
  Andrew Corp.+                                             610            7,979
  AT&T Wireless Services, Inc.+                          10,800           78,300
  Avaya, Inc.+                                            1,660           21,480
  CenturyTel, Inc.                                          570           20,378
  CIENA Corp.+                                            1,880           12,051
  Cisco Systems, Inc.+                                   27,950          586,391
  Citizens Communications Co.+                            1,130           14,069
  Comcast Corp., Class A+                                 8,960          303,923
  Comverse Technology, Inc.+                                750           13,530
  Corning, Inc.+                                          5,300           58,194
  JDS Uniphase Corp.+                                     5,700           20,235
  Nextel Communications, Inc., Class A+                   4,120           99,704
  QUALCOMM, Inc.                                          3,160          150,100
  Qwest Communications
    International, Inc.+                                  6,750           23,827
  SBC Communications, Inc.                               13,230          317,255
  Sprint Corp. (FON Group)                                3,600           57,600
  Sprint Corp. (PCS Group )+                              4,120           17,922
  Verizon Communications, Inc.                           10,980          368,928
                                                                  --------------
                                                                       2,238,641
                                                                  --------------

TRANSPORTATION -- 1.4%
  Burlington Northern Santa Fe Corp.                      1,480   $       42,831
  CSX Corp.                                                 850           27,047
  FedEx Corp.                                             1,190           90,154
  Norfolk Southern Corp.                                  1,550           31,233
  Ryder System, Inc.                                        250            7,500
  Union Pacific Corp.                                     1,010           63,226
  United Parcel Service, Inc., Class B                    4,480          324,890
                                                                  --------------
                                                                         586,881
                                                                  --------------

UTILITIES -- 3.0%
  AES Corp.+                                              2,470           21,612
  Allegheny Energy, Inc.+                                   500            5,290
  Ameren Corp.                                              640           28,576
  American Electric Power Co., Inc.                       1,570           44,258
  AT&T Corp.                                              3,140           58,373
  BellSouth Corp.                                         7,360          193,642
  Calpine Corp.+                                          1,530            7,053
  CenterPoint Energy, Inc.                                1,220           11,968
  Cinergy Corp.                                             710           25,780
  CMS Energy Corp.+                                         570            4,628
  Consolidated Edison, Inc.                                 900           36,423
  Constellation Energy Group, Inc.                          670           24,368
  Dominion Resources, Inc.                                1,290           79,464
  DTE Energy Co.                                            670           24,710
  Duke Energy Corp.                                       3,600           65,340
  Edison International+                                   1,300           25,623
  Entergy Corp.                                             910           49,049
  Exelon Corp.                                            1,300           82,485
  FirstEnergy Corp.                                       1,300           44,707
  FPL Group, Inc.                                           730           46,530
  PG&E Corp.+                                             1,640           40,098
  innacle West Capital Corp.                                360           13,162
  PPL Corp.                                                 700           27,944
  Progress Energy, Inc.                                     970           41,807
  Public Service Enterprise Group, Inc.                     900           36,783
  Southern Co.                                            2,900           86,420
  TECO Energy, Inc.                                         750            9,847
  TXU Corp.                                               1,280           29,210
  Williams Cos., Inc.                                     2,060           21,012
  Xcel Energy, Inc.                                       1,590           26,076
                                                                  --------------
                                                                       1,212,238
                                                                  --------------
TOTAL INVESTMENT SECURITIES
  (cost $44,036,221)                                              $   38,711,278
                                                                  --------------

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
       SECURITY DESCRIPTION                        (IN THOUSANDS)    (NOTE 3)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.3%
  United States Treasury Bills 0.87%
    due 11/13/03@                                    $       30   $       29,991
  United States Treasury Bills 0.84%
    due 11/20/03@                                            60           59,973
  United States Treasury Bills 0.86%
    due 12/04/03@                                            10            9,992
  United States Treasury Bills 0.82%
    due 12/04/03@                                            10            9,993
  United States Treasury Bills 0.90%
    due 12/11/03@                                            20           19,980
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $129,929)                                                        129,929
                                                                  --------------

REPURCHASE AGREEMENT -- 5.1%
  Agreement with State Street Bank &
    Trust Co., bearing interest at 0.92%,
    dated 10/31/03, to be repurchased
    11/03/03 in the amount of
    $2,066,158 and collateralized by
    $2,125,000 of Federal Home Loan
    Bank Notes, bearing interest at 1.63%, due
    06/17/05 and having an approximate
    value of $2,129,620
    (cost $2,066,000)@                               $    2,066   $    2,066,000
                                                                  --------------
TOTAL INVESTMENTS --
  (cost $46,232,150*)                                     100.0%      40,907,207
Other assets less liabilities                               0.0            2,892
                                                     ----------   --------------
NET ASSETS --                                             100.0%  $   40,910,099
                                                     ==========   ==============

----------
*    See Note 7
+    Non-income producing securities
#    Security represents an investment in an affiliated company. See Note 6.
@ The security or a portion thereof represents collateral for open futures contracts.

OPEN FUTURES CONTRACTS

NUMBER OF                                                           VALUE AT        VALUE AS OF      UNREALIZED
 CONTRACT                      DESCRIPTION      EXPIRATION DATE    TRADE DATE    OCTOBER 31, 2003   APPRECIATION
-------------------------------------------------------------------------------------------------------------------
42 Long                    S&P 500 Mini Index    December 2003    $  2,147,475     $  2,203,950      $  56,475
                                                                                                     =========



See Notes to Financial Statements

SUNAMERICA SCIENCE & TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                      VALUE
       SECURITY DESCRIPTION                            SHARES        (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.9%

BROADCASTING & MEDIA -- 4.0%
  Clear Channel Communications, Inc.                      4,100   $      167,362
  Time Warner, Inc.+                                     12,900          197,241
  Univision Communications, Inc.,
    Class A+                                              1,000           33,950
  Viacom, Inc., Class B                                   4,000          159,480
                                                                  --------------
                                                                         558,033
                                                                  --------------

BUSINESS SERVICES -- 2.4%
  Accenture, Ltd., Class A+                               6,600          154,440
  CDW Corp.                                                 700           42,035
  Paychex, Inc.                                           3,500          136,220
                                                                  --------------
                                                                         332,695
                                                                  --------------

CHEMICALS -- 0.2%
  Cabot Microelectronics Corp.+                             500           28,500
                                                                  --------------

COMMUNICATION EQUIPMENT -- 1.2%
  Intersil Corp., Class A                                 2,900           74,791
  Marvell Technology Group, Ltd.+                           600           26,322
  Nortel Networks Corp.+                                 15,800           70,310
                                                                  --------------
                                                                         171,423
                                                                  --------------

COMPUTER SOFTWARE -- 33.8%
  Adobe Systems, Inc.                                     6,600          289,344
  BMC Software, Inc.+                                     5,400           93,852
  Cadence Design Systems, Inc.+                           9,800          150,822
  Certegy, Inc.                                           4,000          134,640
  DST Systems, Inc.+                                      2,100           79,422
  First Data Corp.                                        7,850          280,245
  Fiserv, Inc.+                                           7,200          254,304
  Informatica Corp.+                                      6,800           74,120
  Intuit, Inc.+                                           6,600          329,868
  Mercury Interactive Corp.+                              8,200          380,808
  Microsoft Corp.                                        46,800        1,223,820
  Oracle Corp.+                                          23,700          283,452
  Red Hat, Inc.+                                          4,600           69,184
  SAP AG                                                    800          116,244
  SAP AG-Sponsored ADR                                    1,700           62,118
  Siebel Systems, Inc.+                                  16,600          208,994
  SunGard Data Systems, Inc.+                             3,600          100,980
  Synopsys, Inc.+                                         4,300          136,396
  VERITAS Software Corp.+                                12,200          441,030
                                                                  --------------
                                                                       4,709,643
                                                                  --------------

COMPUTERS & BUSINESS EQUIPMENT -- 10.9%
  Dell, Inc.+                                            17,400   $      628,488
  Hewlett-Packard Co.                                    11,400          254,334
  Intel Corp.                                             5,000          165,250
  International Business Machines Corp.                   2,400          214,752
  Lexmark International Group, Inc.+                      2,100          154,581
  Network Appliance, Inc.+                                2,100           51,828
  Seagate Technology                                      2,200           50,556
                                                                  --------------
                                                                       1,519,789
                                                                  --------------

ELECTRONICS -- 24.3%
  Agere Systems, Inc.+                                   12,000           41,760
  Altera Corp.+                                           3,200           64,736
  Analog Devices, Inc.+                                   9,200          407,836
  Applied Materials, Inc.+                               17,400          406,638
  ASML Holding NV+                                        2,700           47,385
  Flextronics International, Ltd.+                        5,500           77,000
  KLA-Tencor Corp.+                                       3,600          206,388
  Linear Technology Corp.                                 2,300           98,003
  Maxim Integrated Products, Inc.+                        9,400          467,274
  Microchip Technology, Inc.                              6,800          222,428
  Novellus Systems, Inc.+                                 7,200          297,288
  QLogic Corp.+                                           3,750          210,188
  Samsung Electronics Co. Ltd.                              400          158,851
  Sanmina-SCI Corp.+                                      4,300           45,365
  Taiwan Semiconductor
    Manufacturing Co., Ltd. ADR+                         12,636          139,754
  Texas Instruments, Inc.                                10,700          309,444
  Xilinx, Inc.+                                           5,700          180,690
                                                                  --------------
                                                                       3,381,028
                                                                  --------------

ENTERTAINMENT PRODUCTS -- 0.6%
  Electronic Arts, Inc.+                                    800           79,232
                                                                  --------------

INTERNET CONTENT -- 1.9%
  eBay, Inc.+                                             2,000          111,880
  Yahoo!, Inc.+                                           3,500          152,950
                                                                  --------------
                                                                         264,830
                                                                  --------------

INTERNET SOFTWARE -- 4.4%
  InterActiveCorp+                                        3,700          135,827
  Networks Associates, Inc.+                              8,900          123,977
  Symantec Corp.+                                         2,000          133,300
  VeriSign, Inc.+                                        13,450          213,451
                                                                  --------------
                                                                         606,555
                                                                  --------------

                                                                      VALUE
       SECURITY DESCRIPTION                            SHARES        (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)

LEISURE & TOURISM -- 0.4%
  International Game Technology                           1,700   $       55,675
                                                                  --------------

MACHINERY -- 0.1%
  Cognex Corp.                                              700           18,795
                                                                  --------------

MEDICAL PRODUCTS -- 1.2%
  Johnson & Johnson                                       2,400          120,792
  MedImmune, Inc.+                                        1,900           50,654
                                                                  --------------
                                                                         171,446
                                                                  --------------

PHARMACEUTICALS -- 3.2%
  Bristol-Myers Squibb Co.                                2,100           53,277
  Cephalon, Inc.+                                         1,400           65,744
  Eli Lilly and Co.                                         650           43,303
  Forest Laboratories, Inc.+                              1,700           85,017
  Genentech, Inc.+                                          400           32,788
  Gilead Sciences, Inc.+                                    600           32,748
  IDEC Pharmaceuticals Corp.+                             1,500           52,695
  Pfizer, Inc.                                            1,500           47,400
  Wyeth                                                     600           26,484
                                                                  --------------
                                                                         439,456
                                                                  --------------

TELECOMMUNICATIONS -- 10.3%
  CIENA Corp.+                                            5,800   $       37,178
  Cisco Systems, Inc.+                                   31,500          660,870
  Comcast Corp., Class A                                  3,200          104,384
  JDS Uniphase Corp.+                                     7,800           27,690
  Nokia Corp. ADR                                        13,900          236,161
  QUALCOMM, Inc.                                          5,000          237,500
  Vodafone Group, PLC ADR                                 6,000          126,900
                                                                  --------------
                                                                       1,430,683
                                                                  --------------
TOTAL INVESTMENT SECURITIES
  (cost $11,722,017)                                                  13,767,783
                                                                  --------------

SHORT-TERM INVESTMENTS -- 1.6%

REGISTERED INVESTMENT FUND -- 1.6%
  T Rowe Price Reserve Investment Fund
    (cost: $226,534)                                    226,534          226,534
                                                                  --------------
TOTAL INVESTMENTS --
  (cost $11,948,551*)                                     100.5%      13,994,317
Liabilities in excess of other assets                      (0.5)         (76,295)
                                                         ------   --------------
NET ASSETS --                                             100.0%  $   13,918,022
                                                         ======   ==============

----------
*    See Note 7
+    Non-income producing securities
ADR  American Depository Receipt


See Notes to Financial Statements

SUNAMERICA AGGRESSIVE GROWTH LIFESTAGE FUND
PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                      VALUE
       SECURITY DESCRIPTION                            SHARES        (NOTE 3)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES# -- 100.0%

INTERNATIONAL EQUITY SECURITIES -- 30.2%
  SunAmerica International Equity Fund
    Class I+
    (Cost $6,430,946)                                   792,621   $    7,403,076
                                                                  --------------

DOMESTIC EQUITY SECURITIES -- 63.9%
  SunAmerica Blue Chip Growth Fund
    Class I+                                            363,523        5,143,857
  SunAmerica Focused Multi-Cap Value
    Portfolio Class I+                                  338,934        5,805,932
  SunAmerica Growth & Income Fund
    Class I+                                            243,073        2,656,786
  SunAmerica New Century Fund
    Class I+                                            140,476        2,043,923
                                                                  --------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $14,460,533)                                                  15,650,498
                                                                  --------------

FIXED INCOME SECURITIES -- 5.9%
  SunAmerica Core Bond Fund Class I
    (cost $1,451,468)                                   141,898        1,458,709
                                                                  --------------
TOTAL INVESTMENTS --
  (cost $22,342,947*)                                     100.0%      24,512,283
Liabilities in excess of other assets                      (0.0)          (9,243)
                                                         ------   --------------
NET ASSETS --                                             100.0%  $   24,503,040
                                                         ======   ==============

----------
*    See Note 7
+    Non-income producing securities
#    See Note 6

See Notes to Financial Statements

SUNAMERICA MODERATE GROWTH LIFESTAGE FUND
PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                      VALUE
       SECURITY DESCRIPTION                            SHARES        (NOTE 3)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES# -- 99.9%

INTERNATIONAL EQUITY SECURITIES -- 16.2%
  SunAmerica International Equity Fund
    Class I+
    (cost $5,140,196)                                   650,665   $    6,077,211
                                                                  --------------

DOMESTIC EQUITY SECURITIES -- 60.0%
  SunAmerica Blue Chip Growth Fund
    Class I+                                            469,110        6,637,902
  SunAmerica Focused Multi-Cap Value
    Portfolio Class I+                                  449,360        7,697,530
  SunAmerica Growth & Income Fund
    Class I+                                            527,476        5,765,315
  SunAmerica New Century Fund Class I+                  167,203        2,432,805
                                                                  --------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $20,080,464)                                                  22,533,552
                                                                  --------------
FIXED INCOME SECURITIES -- 23.7%
  SunAmerica Core Bond Fund Class I
    (cost $8,855,009)                                   866,877        8,911,499
                                                                  --------------
TOTAL INVESTMENTS --
  (cost $34,075,669*)                                      99.9%      37,522,262
Other assets less liabilities                               0.1           52,041
                                                         ------   --------------
NET ASSETS --                                             100.0%  $   37,574,303
                                                         ======   ==============

----------
*    See Note 7
+    Non-income producing securities
#    See Note 6


See Notes to Financial Statements

SUNAMERICA CONSERVATIVE GROWTH LIFESTAGE FUND
PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                      VALUE
       SECURITY DESCRIPTION                            SHARES        (NOTE 3)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES# -- 99.6%

INTERNATIONAL EQUITY SECURITIES -- 8.8%
  SunAmerica International Equity Fund
    Class I+
    (cost $1,578,806)                                   207,117   $    1,934,475
                                                                  --------------

DOMESTIC EQUITY SECURITIES -- 47.1%
  SunAmerica Blue Chip Growth Fund
    Class I+                                            238,007        3,367,795
  SunAmerica Focused Multi-Cap Value
    Portfolio Class I+                                  201,054        3,444,061
  SunAmerica Growth & Income Fund
    Class I+                                            273,186        2,985,920
  SunAmerica New Century Fund
    Class I+                                             33,309          484,652
                                                                  --------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $8,731,687)                                                   10,282,428
                                                                  --------------

FIXED INCOME SECURITIES -- 43.7%
  SunAmerica Core Bond Fund Class I
    (cost $9,460,231)                                   927,600        9,535,724
                                                                  --------------
TOTAL INVESTMENTS --
  (cost $19,770,724*)                                      99.6%      21,752,627
Other assets less liabilities                               0.4           96,888
                                                         ------   --------------
NET ASSETS --                                             100.0%  $   21,849,515
                                                         ======   ==============

----------
*    See Note 7
+    Non-income producing securities
#    See Note 6

See Notes to Financial Statements

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2003

NOTE 1.   ORGANIZATION

     SunAmerica Strategic Investment Series, Inc. (the "Corporation") is an open-end investment company organized as a Maryland corporation on December 16, 1998. It currently consists of seven different investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series with a distinct investment objective and/or strategy. Each Fund is advised and/or managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following
     Funds: SunAmerica Biotech/Health Fund ("Biotech/Health Fund") (formerly Biotech/Health 30 Fund), Tax Managed Equity Fund, SunAmerica Stock Index Fund ("Stock Index Fund"), SunAmerica Science & Technology Fund ("Science & Technology Fund"), SunAmerica Aggressive Growth LifeStage Fund ("Aggressive Growth LifeStage Fund"), SunAmerica Moderate Growth LifeStage Fund ("Moderate Growth LifeStage Fund") and SunAmerica Conservative Growth LifeStage Fund ("Conservative Growth LifeStage Fund"). The investment objective for each of the Funds is as follows:

          BIOTECH/HEALTH FUND seeks long-term growth of capital through active trading of equity securities of companies principally engaged in biotechnology or healthcare, without regard to market capitalization. Under normal market conditions this Fund invests at least 80% of the Fund's net assets plus any borrowing for investment purposes, in such securities.

          TAX MANAGED EQUITY FUND seeks high total return while minimizing the impact of capital gains through active trading of equity securities of large and medium-sized U.S. companies while attempting to minimize capital gain distributions to shareholders. Under normal market conditions this Fund invests at least 80% of the Fund's net assets plus any borrowing for investment purposes, in equity securities.

          STOCK INDEX FUND seeks returns that are similar to the total return of the S&P 500 Index by investing in equity securities of companies included in the S&P 500 Index.

          SCIENCE & TECHNOLOGY FUND seeks long-term growth of capital through active trading of equity securities of companies expected to benefit from the development, advancement and application of science and technology, without regard to market capitalization. Under normal market conditions this Fund invests at least 80% of the Fund's net assets plus any borrowing for investment purposes, in such securities.

          AGGRESSIVE GROWTH LIFESTAGE FUND seeks growth of capital by allocating assets among a combination of AIG SunAmerica Mutual Funds investing in equity and fixed income securities, with an emphasis on funds investing in equity securities. Under normal market conditions this Fund invests 45%-85% in domestic equity mutual funds, 10%-35% in foreign equity mutual funds and 10%-20% in bond funds.

          MODERATE GROWTH LIFESTAGE FUND seeks growth of capital and current income by allocating assets among a combination of AIG SunAmerica Mutual Funds investing in equity and fixed income securities, with an emphasis on funds investing in equity securities. Under normal market conditions the Fund invests 30%-75% in domestic equity mutual funds, 7%-25% in foreign equity mutual funds and 15%-45% in bond funds.

          CONSERVATIVE GROWTH LIFESTAGE FUND seeks current income and growth of capital, with reduced volatility by allocating assets among a combination of AIG SunAmerica Mutual Funds investing in equity and fixed income securities, with an emphasis on funds investing in fixed income securities. Under normal market conditions the Fund invests 20%-65% in domestic equity mutual funds, 5%-15% in foreign equity mutual funds and 25%-75% in bond funds.

          The LifeStage Funds invest in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

     CLASSES OF SHARES: Each Fund currently offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

     Class A shares--  Offered at net asset value per share plus an initial sales charge. Any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

     Class B shares--  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares on the first business day of the month after eight years from the issuance of such shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

     Class II shares-- Offered at net asset value per share plus an initial sales charge. Certain redemptions made within the first 18 months of the date of purchase are subject to a contingent deferred sales charge.

     Class I shares--  Offered at net asset value per share. This class is offered exclusively to participants in certain employee retirement plans and other programs.

          Each class of shares bears the same voting, dividend, liquidation and other rights and conditions and each makes distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), except that Class B shares and Class II shares are subject to higher distribution fee rates. There are no distribution or service fee payments applicable to Class I. The LifeStage Funds only make distribution fee payments.

     INDEMNIFICATIONS: Under the Funds' organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

NOTE 2.   FUND MERGERS

          Pursuant to a plan of reorganization approved by shareholders of the North American Funds ("NA Funds") on November 7, 2001, all the assets and liabilities of the determined NA Funds were transferred in a tax-free exchange to a determined SunAmerica Mutual Funds ("SA Funds"). The details of the reorganization transactions, which were consummated on November 16, 2001, are set forth below.

          The SunAmerica Stock Index Fund, SunAmerica Science & Technology Fund, SunAmerica Aggressive Growth LifeStage Fund, SunAmerica Moderate Growth LifeStage Fund, and SunAmerica Conservative Growth LifeStage Fund, respectively, newly created portfolios of the Corporation acquired all of the assets and liabilities of the North American Stock Index Fund, North American Science & Technology Fund, North American Aggressive Growth LifeStyle Fund, North American Moderate Growth LifeStyle Fund, and North American Conservative Growth LifeStyle Fund, respectively. In conjunction with the reoganization, for each of the listed Funds above, Class C shares of each of the NA Funds were redesignated as Class II shares of the SA Funds.

NOTE 3.   SIGNIFICANT ACCOUNTING POLICIES

          The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

     SECURITY VALUATIONS: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. The investments of the LifeStage Funds and other mutual funds held are valued at the closing net asset value per share of each underlying fund. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. The Funds may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, then these securities may be fair valued as determined pursuant to procedures adopted in good faith by the Board of Directors (the "Directors"). Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

     REPURCHASE AGREEMENTS: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

          As of October 31, 2003, Biotech/Health Fund had a 6.4% undivided interest which represented $6,337,000 in principal amount in a joint repurchase agreement with State Street Bank & Trust Co. As of such date, the repurchase agreement in the joint account and the collateral thereof are as follows:

          State Street Bank & Trust Co. Repurchase Agreement, 0.94% dated 10/31/03 in the principal amount of $99,505,000, repurchase price $99,512,745 due 11/03/03, collateralized by the following:

                                  INTEREST   MATURITY     PRINCIPAL        MARKET
     TYPE OF COLLATERAL             RATE       DATE        AMOUNT          VALUE
     ------------------           --------   --------  -------------   -------------
     U.S. Treasury Bond              6.25%   8/15/23   $  79,505,000   $  81,101,425
     U.S. Treasury Bill              0.94    1/29/04      20,455,000      20,403,862

          In addition, as of October, 31, 2003, Biotech/Health Fund has a 4.7% undivided interest which represented $7,000,000 in principal amount in a joint repurchase agreement with UBS Warburg, LLC. As of such date, the repurchase agreement in the joint account and the collateral thereof are as follows:

          UBS Warburg, LLC Repurchase Agreement, 0.99% dated 10/31/03, in principal amount of $150,000,000, repurchase price $150,012,375 due 11/03/03, collateralized by the following:

                                  INTEREST   MATURITY     PRINCIPAL        MARKET
     TYPE OF COLLATERAL             RATE       DATE        AMOUNT          VALUE
     ------------------           --------   --------  -------------   -------------
     U.S. Treasury Notes-TIPS        1.87%   7/15/13   $  150,000,000  $  153,576,408

     SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. The LifeStage Funds invest in a combination of AIG SunAmerica Mutual Funds including funds investing in fixed income securities. For financial statement purposes, funds amortize all premiums and accrete all discounts on fixed income securities. Funds investing in foreign securities may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated.

          Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

          Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset values or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations. Effective December 2, 2002, the Board of Directors approved a change in the accounting of expenses for the LifeStage Funds based on current industry practice. Accordingly, the expenses included in the accompanying financial statements reflect the expenses of the LifeStage Funds and does not include indirect expenses borne by each LifeStage Fund in connection with its investment in the underlying funds.

          Dividends from net investment income, if any, are paid at least annually. Capital gain distributions, if any, are paid at least annually. The Funds record dividends and distributions to their respective shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected. The Funds intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

     FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

          The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

          Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

     FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Funds are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Funds' activities in futures contracts are for hedging purposes and are conducted through regulated exchanges which do not result in counterparty credit risks. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     SHORT SALES: The Funds may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The future settlement of a liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

NOTE 4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AGREEMENT AND SERVICE AGREEMENT

          The Corporation, on behalf of each Fund, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of each respective Fund and administers its corporate affairs, subject to general review by the

     Directors. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee payable by the Funds to SAAMCo is computed daily and payable monthly, at an annual rate based on the average daily net assets as follows:

                                                                                EXCESS
                                                                  FIRST          OVER
                                                              $500 MILLION   $500 MILLION
                                                              ------------   ------------
              Biotech/Health Fund                                 0.75%          same
              Tax Managed Equity Fund                             0.85%          same
              Stock Index Fund                                    0.27%          0.26%
              Science & Technology Fund                           0.90%          same
              Aggressive Growth LifeStage Fund                    0.10%          same
              Moderate Growth LifeStage Fund                      0.10%          same
              Conservative Growth LifeStage Fund                  0.10%          same

          Prior to November 16, 2001, American General Asset Management ("AGAM") was the advisor for the Stock Index Fund, Science & Technology Fund, Aggressive Growth LifeStage Fund, Moderate Growth LifeStage Fund and Conservative Growth LifeStage Fund. The annual investment advisory and management fee percentages payable to AGAM prior to November 16, 2001, are the same as those payable under the current investment advisory agreement with SAAMCo.

          The Tax Managed Equity Fund, Stock Index Fund and Science & Technology Fund are subadvised by J.P. Morgan Fleming Asset Management, Inc., AIG Global Investment Corp. ("AIGGIC") and T. Rowe Price & Associates, Inc., respectively. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SAAMCo. Under the Subadvisory Agreements, the subadvisors manage the investment and reinvestment of the assets of the respective Fund for which they are responsible. Each of the subadvisors is independent of SAAMCo except for AIGGIC and discharges its responsibilities subject to the polices of the Corporation's Directors and the oversight and supervision of SAAMCo.

          All Subadvisory fees are paid by SAAMCo and do not increase Fund expenses. The Subadvisory fees paid by SAAMCo are computed at an annual rate based upon the average daily net assets as follows:

                                                                    SUBADVISORY
                                                   ASSETS              FEES
                                              ---------------       ------------
              Tax Managed Equity Fund         $0-$200 million          0.45%
                                                >$200 million          0.40
                                                >$400 million          0.35
              Stock Index Fund                  $0-$2 billion          0.20
                                                  >$2 billion          0.10
              Science & Technology Fund                   >$0          0.60

          Prior to November 16, 2001, the Stock Index Fund, Aggressive Growth LifeStage Fund, Moderate Growth LifeStage Fund, and Conservative Growth LifeStage Fund (all operating as the North American Funds) were sub-advised by American General Investment Management, L.P. ("AGIM"). AGIM was an indirect wholly-owned subsidiary of AIG and received the same fee rate as the current subadvisor, which was paid by AGAM.

          SAAMCo has contractually agreed to waive fees or reimburse expenses, if necessary to keep the annual expenses at or below an annual rate of 1.55% of the assets of Class A shares and 2.20% of the assets of Class B and Class II shares for the Biotech/Health Fund; 1.45% of the assets of Class A shares and 2.10% of the assets of Class B and Class II shares for the Tax Managed Equity Fund; 0.75% of the assets of Class A shares, and 1.40% of the assets of Class B and Class II shares for the Stock Index Fund; and 1.50% of the assets of Class A shares, 2.15% of the assets of Class B and Class II shares and 1.40% of the assets of Class I shares of the Science & Technology Fund. Effective December 1, 2002 SAAMCo voluntarily agreed to waive fees or reimburse expenses, if necessary to keep the annual expenses at or below an annual rate of 0.50% of the assets of Class A shares and 1.15% of the assets of Class B shares and Class II shares and 0.40% of Class I shares of the LifeStage Funds. SAAMCo also may voluntarily waive or reimburse additional amounts to increase the investment return to the Funds' investors. Further, any waivers or reimbursements made by SAAMCo are subject to recoupment from the Funds within the following two years of such waivers or reimbursements, provided that the Funds are able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations.

          For the year ended October 31, 2003, expenses were reimbursed to the Funds as follows:

     Biotech/Health Fund -- Class A                                             $    37,299
     Biotech/Health Fund -- Class B                                                  42,140
     Biotech/Health Fund -- Class II                                                 37,737
     Tax Managed Equity Fund -- Class A                                              39,521
     Tax Managed Equity Fund -- Class B                                              53,982
     Tax Managed Equity Fund -- Class II                                             53,380
     Stock Index Fund -- Class A                                                     62,622
     Stock Index Fund -- Class B                                                    135,295
     Stock Index Fund -- Class II                                                    24,638
     Science & Technology Fund -- Class A                                            47,857
     Science & Technology Fund -- Class B                                           129,821
     Science & Technology Fund -- Class II                                           22,105
     Science & Technology Fund -- Class I                                            10,902
     Aggressive Growth Lifestage Fund A                                              20,770
     Aggressive Growth Lifestage Fund B                                              49,281
     Aggressive Growth Lifestage Fund II                                             12,818
     Aggressive Growth Lifestage Fund I                                              23,249
     Moderate Growth Lifestage Fund A                                                13,479
     Moderate Growth Lifestage Fund B                                                23,292
     Moderate Growth Lifestage Fund II                                               12,678
     Moderate Growth Lifestage Fund I                                                12,126
     Conservative Growth Lifestage Fund A                                            17,517
     Conservative Growth Lifestage Fund B                                            23,860
     Conservative Growth Lifestage Fund II                                           13,624
     Conservative Growth Lifestage Fund I                                            17,527

          For the year ended October 31, 2003, none of the previously reimbursed expenses have been repaid to the Adviser by the Funds.

          At October 31, 2003, expenses previously waived or reimbursed by SAAMCo that are subject to recoupment are as follows:

                                                               OTHER EXPENSES
                                                                 REIMBURSED
                                                               --------------
              Biotech/Health Fund                              $         --
              Tax Managed Equity Fund                                    --
              Stock Index Fund                                      156,909
              Science & Technology Fund                             169,773
              Aggressive Growth LifeStage Fund                       40,127
              Moderate Growth LifeStage Fund                         12,491
              Conservative Growth LifeStage Fund                     18,119

                                                                  CLASS SPECIFIC
                                                                     EXPENSES
                                                                    REIMBURSED
                                                                  --------------
              Biotech/Health Fund Class A                         $    82,959
              Biotech/Health Fund Class B                              85,107
              Biotech/Health Fund Class II                             75,714
              Tax Managed Equity Fund Class A                          91,348
              Tax Managed Equity Fund Class B                         127,188
              Tax Managed Equity Fund Class II                        129,505
              Stock Index Fund Class A                                 71,521
              Stock Index Fund Class B                                168,929
              Stock Index Fund Class II                                35,313
              Science & Technology Fund Class A                        44,829
              Science & Technology Fund Class B                       115,037
              Science & Technology Fund Class II                       26,159
              Science & Technology Fund Class I                        18,156
              Aggressive Growth LifeStage Fund Class A                 14,723
              Aggressive Growth LifeStage Fund Class B                 29,064
              Aggressive Growth LifeStage Fund Class II                12,152
              Aggressive Growth LifeStage Fund Class I                 10,051
              Moderate Growth LifeStage Fund Class A                   11,715
              Moderate Growth LifeStage Fund Class B                   18,323
              Moderate Growth LifeStage Fund Class II                  12,183
              Moderate Growth LifeStage Fund Class I                    6,923
              Conservative Growth LifeStage Fund Class A               12,770
              Conservative Growth LifeStage Fund Class B               17,309
              Conservative Growth LifeStage Fund Class II              12,163
              Conservative Growth LifeStage Fund Class I               11,547

          The Corporation, on behalf of each Fund, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of SAAMCo. Each Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Directors and shareholders of each class of shares of each Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class II Plan." In adopting the Class A Plan, the Class B Plan and the Class II Plan, the Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

          Under the Class A Plan, Class B Plan and Class II Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's

     Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. Except for the three LifeStage Funds, the Distribution Plans also provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the year ended October 31, 2003, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

          Prior to November 16, 2001, the Stock Index Fund, Science & Technology Fund, Aggressive Growth LifeStage Fund, Moderate Growth LifeStage Fund and Conservative Growth LifeStage Fund were subject to a different Distribution Agreement with American General Fund Distributor, Inc. ("AGFD"). Under this agreement, AGFD received fees from the Stock Index Fund and Science & Technology Fund at an annual rate of 0.35% for the Class A shares and 1.00% for Class B and II shares based on average daily net assets of each class. For the LifeStage Funds, AGFD received fees at an annual rate of 0.10% for the Class A shares and 0.75% for Class B and II shares based on average daily assets of each class.

          In addition, except for the LifeStage Funds, SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing additional shareholder services to Class I shareholders.

          SACS receives sales charges on the Fund's Class A and Class II shares, portions of which are paid to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund's Class A, Class B and Class II shares. SACS has advised the Funds that for the year ended October 31, 2003 the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                                            CLASS A                          CLASS B
                                             -----------------------------------------------------------  -------------
                                                                                            CONTINGENT      CONTINGENT
                                                SALES       AFFILIATED    NON-AFFILIATED     DEFERRED        DEFERRED
                                               CHARGES    BROKER-DEALERS  BROKER-DEALERS  SALES CHARGES   SALES CHARGES
                                             ----------   --------------  --------------  --------------  -------------
     Biotech/Health Fund                     $   52,737     $  21,993      $  23,883         $  162         $   64,361
     Tax Managed Equity Fund                     23,374        12,569          6,239             --            109,910
     Stock Index Fund                            63,494        41,329         13,934             --             64,667
     Science & Technology Fund                   22,069         9,095          9,559             --             21,520
     Aggressive Growth LifeStage Fund            11,354         9,028            862             --             21,736
     Moderate Growth LifeStage Fund              40,180        29,885          5,040             --             15,215
     Conservative Growth LifeStage Fund          30,464        18,775          6,825             --             19,071

                                                                              CLASS II
                                                        --------------------------------------------------------
                                                                                                    CONTINGENT
                                                           SALES     AFFILIATED    NON-AFFILIATED    DEFERRED
                                                          CHARGES  BROKER-DEALERS  BROKER-DEALERS  SALES CHARGES
                                                        ---------  --------------  --------------  -------------
     Biotech/Health Fund                                $  10,740     $  5,174       $  5,566        $  3,195
     Tax Managed Equity Fund                               10,667        2,482          8,185           5,136
     Stock Index Fund                                       6,671        2,638          4,033           1,200
     Science & Technology Fund                              1,911        1,177            734             222
     Aggressive Growth LifeStage Fund                       2,203        1,186          1,017             196
     Moderate Growth LifeStage Fund                         4,704        2,043          2,661             621
     Conservative Growth LifeStage Fund                     3,365          815          2,550             808

          The LifeStage Funds do not invest in underlying SunAmerica Mutual Funds for the purpose of exercising management or control; however, investments by the LifeStage Funds within the set limits may represent a significant portion of an underlying SunAmerica Mutual Fund's net assets. At October 31, 2003, each LifeStage Fund held less than 10% of the outstanding shares of any underlying SunAmerica Mutual Fund. In addition, the LifeStage Funds, in the aggregate, held less than 16% of the outstanding shares of any underlying SunAmerica Mutual Funds.

          The Corporation, except for the LifeStage Funds, has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SAAMCo. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Directors. For the year ended October 31, 2003, the Funds incurred the following expenses which are included in transfer agent fees in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                                                                PAYABLE AT
                                                      EXPENSES                               OCTOBER 31, 2003
                                      ------------------------------------------  ----------------------------------------
                                       CLASS A     CLASS B    CLASS II   CLASS I   CLASS A   CLASS B   CLASS II   CLASS I
                                      ---------   ---------  ---------   -------  ---------  --------  ---------  --------
     Biotech/Health Fund              $  36,248   $  35,726  $  25,146   $    --  $   3,567  $  3,395  $   2,398  $     --
     Tax Managed Equity Fund             33,043      50,687     50,824        --      2,754     4,227      4,251        --
     Stock Index Fund                    21,368      44,854      6,237        --      2,551     4,323        625        --
     Science & Technology Fund            5,651      16,680      1,564       375        613     1,708        167        38

          As of October 31, 2003, The Variable Annuity Life Insurance Company ("VALIC"), an indirect wholly owned subsidiary of AIG, held five percent or more of the outstanding shares of the indicated Funds' classes:

                                                                       PERCENT
                                                                        OWNED
                                                                       -------
     Stock Index Fund
     Class A                                                               14%
     Science & Technology Fund
     Class A                                                                5
     Class I                                                              100
     Aggressive Growth LifeStage Fund
     Class A                                                               34
     Class B                                                                9
     Class I                                                               30
     Moderate Growth LifeStage Fund
     Class A                                                               23
     Class B                                                                8
     Class I                                                               17
     Conservative Growth LifeStage Fund
     Class A                                                               21
     Class B                                                               16
     Class I                                                               50

          In addition, SAAMCo owns 6% of the Class A outstanding shares of the Biotech/Health Fund.

NOTE 5.   PURCHASES AND SALES OF INVESTMENT SECURITIES

          The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the year ended October 31, 2003 were as follows:

                                                                                          AGGRESSIVE     MODERATE     CONSERVATIVE
                                                                             SCIENCE &      GROWTH        GROWTH         GROWTH
                                BIOTECH/     TAX MANAGED     STOCK INDEX    TECHNOLOGY     LIFESTAGE     LIFESTAGE      LIFESTAGE
                              HEALTH FUND       FUND            FUND           FUND          FUND          FUND           FUND
                             -------------  -------------   ------------   ------------  ------------  ------------  -------------
     Purchases (excluding
       U.S. government
       securities)           $  76,922,282  $   7,645,579   $  6,014,456   $  6,064,606  $  6,072,344  $ 13,735,516  $  9,830,391
     Sales (excluding
       U.S. government
       securities)              91,438,016     23,964,812        359,279      4,662,373     5,099,599     9,324,453     9,031,471
     Purchases of
       U.S. government
       securities)                      --             --             --             --            --            --            --
     Sales of U.S. government
       securities                       --             --             --             --            --            --            --

NOTE 6.   TRANSACTIONS WITH AFFILIATES

          As disclosed in the investment portfolios, certain Funds own securities issued by AIG or an affiliate thereof. For the year ended October 31, 2003, the Funds recorded realized gain (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                                              REALIZED
                                                                        SECURITY             GAIN (LOSS)      INCOME
                                                                -----------------------     -------------   ----------
     Tax Managed Fund                                                      AIG              $          --   $    2,385
     Stock Index Fund                                                      AIG                         --        1,942
                                                                   Various SunAmerica
     Aggressive Growth LifeStage Fund                                 Mutual Funds*            (1,018,539)      43,975
                                                                   Various SunAmerica
     Moderate Growth LifeStage Fund                                   Mutual Funds*            (1,312,954)     255,732
                                                                   Various SunAmerica
     Conservative Growth LifeStage Fund                               Mutual Funds*              (743,235)     287,035

----------
     * See Portfolio of Investments for details.

          The following Funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-adviser:

                                                                                              AGGRESSIVE     MODERATE   CONSERVATIVE
                                                                                 SCIENCE &      GROWTH        GROWTH      GROWTH
                                       BIOTECH/     TAX MANAGED   STOCK INDEX   TECHNOLOGY    LIFESTAGE      LIFESTAGE   LIFESTAGE
                                     HEALTH FUND       FUND          FUND          FUND          FUND          FUND        FUND
                                     -----------    -----------   -----------   ----------   ------------   ---------   ------------
     J.P. Morgan Securities, Inc.     $  25,062         --            --         $    421         --           --           --

NOTE 7.   FEDERAL INCOME TAXES

          The following details the tax basis distributions as well as the components of distributable earnings. As of October 31, 2003, the tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales and Fund mergers.

                                                                    DISTRIBUTABLE EARNINGS               TAX DISTRIBUTIONS
                                                      -----------------------------------------------  ----------------------
                                                                        FOR THE YEAR ENDED OCTOBER 31, 2003
                                                      -----------------------------------------------------------------------
                                                                     LONG-TERM GAINS/    UNREALIZED                LONG-TERM
                                                       ORDINARY        CAPITAL LOSS     APPRECIATION    ORDINARY    CAPITAL
                                                        INCOME          CARRYOVER      (DEPRECIATION)    INCOME      GAINS
                                                      ----------    -----------------  --------------  ---------   ----------
     Biotech/Health Fund                              $       --    $  (36,097,343)    $  7,134,660    $      --     $ --
     Tax Managed Equity Fund                                  --       (30,923,844)      (5,525,690)          --       --
     Stock Index Fund                                    162,334        (2,350,475)      (5,324,834)     107,995       --
     Science & Technology Fund                                --       (19,713,302)         666,302           --       --
     Aggressive Growth LifeStage Fund                         --        (7,821,143)        (838,628)     186,991       --
     Moderate Growth LifeStage Fund                       12,488        (4,513,456)        (546,396)     367,985       --
     Conservative Growth LifeStage Fund                  108,161        (3,206,189)         277,237      394,994       --

                                                                                                         TAX DISTRIBUTIONS
                                                                                                       ----------------------
                                                                                                         FOR THE YEAR ENDED
                                                                                                          OCTOBER 31, 2002
                                                                                                       ----------------------
                                                                                                                   LONG-TERM
                                                                                                        ORDINARY    CAPITAL
                                                                                                         INCOME      GAINS
                                                                                                       ---------   ----------
     Biotech/Health Fund                                                                               $      --    $  --
     Tax Managed Equity Fund                                                                                  --       --
     Stock Index Fund                                                                                     54,993       --
     Science & Technology Fund                                                                                --       --
     Aggressive Growth LifeStage Fund                                                                    109,998       --
     Moderate Growth LifeStage Fund                                                                      262,993       --
     Conservative Growth LifeStage Fund                                                                  340,001       --

          As of October 31, 2003, the following Funds have capital loss carryforwards which will be available to the extent provided in regulations and which will expire between 2007-2011. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.


                                                                                             CAPITAL LOSS    CAPITAL LOSS
                                                                                             CARRYFORWARDS   CARRYFORWARDS
                                                                                                AMOUNT         UTILIZED
                                                                                             -------------   -------------
     Biotech/Health Fund                                                                     $  36,097,343   $          --
     Tax Managed Equity Fund                                                                    30,923,844              --
     Stock Index Fund                                                                            2,350,475         151,901
     Science & Technology Fund                                                                  19,713,302              --
     Aggressive Growth LifeStage Fund                                                            7,821,143              --
     Moderate Growth LifeStage Fund                                                              4,513,456              --
     Conservative Growth LifeStage Fund                                                          3,206,189              --

          The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements as of October 31, 2003, were as follows:

                                                                                        AGGRESSIVE       MODERATE      CONSERVATIVE
                                                                         SCIENCE &        GROWTH          GROWTH          GROWTH
                          BIOTECH/     TAX MANAGED      STOCK INDEX     TECHNOLOGY      LIFESTAGE        LIFESTAGE      LIFESTAGE
                        HEALTH FUND        FUND            FUND            FUND            FUND            FUND            FUND
                       -------------  --------------   -------------   -------------   -------------   -------------   -------------
     Cost (tax basis)  $  41,474,536  $   66,262,208   $  46,232,041   $  13,328,017   $  25,350,911   $  38,068,658  $  21,475,390
                       =============  ==============   =============   =============   =============   =============   =============
     Appreciation      $   7,525,422  $    5,756,287   $   3,383,436   $   2,565,569   $   2,169,336   $   3,446,593  $   1,981,903
     Depreciation           (310,180)    (11,281,977)     (8,708,270)     (1,899,269)     (3,007,964)     (3,992,989)    (1,704,666)
                       -------------  --------------   -------------   -------------   -------------   -------------   -------------
     Net unrealized
       appreciation
       (depreciaiton)  $   7,215,242  $   (5,525,690)  $  (5,324,834)  $     666,300   $    (838,628)  $    (546,396) $     277,237
                       =============  ==============   =============   =============   =============   =============   =============

          For the year ended October 31, 2003, the following reclassifications arising from book/tax differences were primarily the result of reclassifications due to net operating losses.

                                                        ACCUMULATED      ACCUMULATED
                                                       UNDISTRIBUTED    UNDISTRIBUTED
                                                        NET REALIZED   NET INVESTMENT     PAID IN
                                                         GAIN (LOSS)    INCOME (LOSS)     CAPITAL
                                                       -------------   --------------  -------------
     Biotech/Health Fund                               $          --   $      760,261  $    (760,261)
     Tax Managed Equity Fund                                      --           85,812        (85,812)
     Stock Index Fund                                          1,401             (814)          (587)
     Science & Technology Fund                                 1,322          175,722       (177,044)
     Aggressive Growth LifeStage Fund                             --          196,177       (196,177)
     Moderate Growth LifeStage Fund                               --               --             --
     Conservative Growth LifeStage Fund                           --               --             --

NOTE 8.   CAPITAL SHARE TRANSACTIONS

          Transactions in capital shares of each class of each Fund were as follows:

                                                                  BIOTECH/HEALTH FUND
                         --------------------------------------------------------------------------------------------------------
                                                  CLASS A                                          CLASS B
                         --------------------------------------------------------------------------------------------------------
                           FOR THE YEAR ENDED       FOR THE YEAR ENDED           FOR THE YEAR ENDED         FOR THE YEAR ENDED
                            OCTOBER 31, 2003         OCTOBER 31, 2002             OCTOBER 31, 2003           OCTOBER 31, 2002
                         ----------------------  -------------------------   ------------------------   -------------------------
                          SHARES      AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                         --------  ------------  ----------   ------------   --------    ------------   ----------   ------------
Shares sold               456,700* $  3,940,808*    646,970   $  6,336,427    504,910    $  4,524,190      572,460   $  5,712,976
Reinvested dividends           --            --          --             --         --              --           --             --
Shares redeemed          (639,968)   (5,253,782) (1,062,148)    (9,526,931)  (746,314)*    (6,389,961)*   (810,536)    (7,339,560)
                         --------  ------------  ----------   ------------   --------    ------------   ----------   ------------
Net increase (decrease   (183,268) $ (1,312,974)   (415,178)  $ (3,190,504)  (241,404)   $ (1,865,771)    (238,076)  $ (1,626,584)
                         ========  ============  ==========   ============   ========    ============   ==========   ============

                                       BIOTECH/HEALTH FUND
                         -------------------------------------------------
                                            CLASS II
                         -------------------------------------------------
                           FOR THE YEAR ENDED       FOR THE YEAR ENDED
                            OCTOBER 31, 2003         OCTOBER 31, 2002
                         ----------------------  -------------------------
                          SHARES      AMOUNT       SHARES       AMOUNT
                         --------  ------------  ----------   ------------
Shares sold               211,434  $  1,825,147     339,378   $  3,284,100
Reinvested dividends           --            --          --             --
Shares redeemed          (551,787)   (4,263,083)   (838,133)    (7,689,471)
                         --------  ------------  ----------   ------------
Net increase (decrease)  (340,353) $ (2,437,936)   (498,755)  $ (4,405,371)
                         ========  ============  ==========   ============

----------
* Includes automatic conversion of 21,973 shares of Class B shares in the amount of $178,278 to 21,668 shares of Class A shares in the amount of $178,278.

                                                                TAX MANAGED EQUITY FUND
                         --------------------------------------------------------------------------------------------------------
                                                  CLASS A                                          CLASS B
                         --------------------------------------------------------------------------------------------------------
                           FOR THE YEAR ENDED       FOR THE YEAR ENDED           FOR THE YEAR ENDED         FOR THE YEAR ENDED
                            OCTOBER 31, 2003         OCTOBER 31, 2002             OCTOBER 31, 2003           OCTOBER 31, 2002
                         ----------------------  -------------------------   ------------------------   -------------------------
                          SHARES      AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                         --------  ------------  ----------   ------------   --------    ------------   ----------   ------------
Shares sold                70,444* $    672,205*    255,825   $  2,796,384     74,626    $    688,358      341,922   $  3,766,020
Reinvested dividends           --            --          --             --         --              --           --             --
Shares redeemed          (494,385)   (4,600,304) (1,016,375)   (10,481,262)  (768,187)*    (6,967,422)* (1,167,526)   (11,638,648)
                         --------  ------------  ----------   ------------   --------    ------------   ----------   ------------
Net increase (decrease)  (423,941) $ (3,928,099)   (760,550)  $ (7,684,878)  (693,561)   $ (6,279,064)    (825,604)  $ (7,872,628)
                         ========  ============  ==========   ============   ========    ============   ==========   ============

                                      TAX MANAGED EQUITY FUND
                         -------------------------------------------------
                                             CLASS II
                         -------------------------------------------------
                           FOR THE YEAR ENDED       FOR THE YEAR ENDED
                            OCTOBER 31, 2003         OCTOBER 31, 2002
                         ----------------------  -------------------------
                          SHARES      AMOUNT       SHARES       AMOUNT
                         --------  ------------  ----------   ------------
Shares sold               168,595  $  1,555,227     319,412   $  3,458,869
Reinvested dividends           --            --          --             --
Shares redeemed          (910,268)   (8,270,207) (1,331,221)   (13,791,589)
                         --------  ------------  ----------   ------------
Net increase (decrease)  (741,673) $ (6,714,980) (1,011,809)  $(10,332,720)
                         ========  ============  ==========   ============

                                                                   STOCK INDEX FUND
                         --------------------------------------------------------------------------------------------------------
                                                  CLASS A                                          CLASS B
                         --------------------------------------------------------------------------------------------------------
                           FOR THE YEAR ENDED       FOR THE YEAR ENDED          FOR THE YEAR ENDED           FOR THE YEAR ENDED
                            OCTOBER 31, 2003         OCTOBER 31, 2002            OCTOBER 31, 2003             OCTOBER 31, 2002
                         ----------------------   ------------------------   ------------------------    -------------------------
                          SHARES      AMOUNT        SHARES      AMOUNT        SHARES        AMOUNT         SHARES       AMOUNT
                         --------   -----------   ----------  ------------   --------    ------------    ----------   ------------
Shares sold               754,900** $ 6,353,597**    260,515  $  2,428,245    600,336    $  4,988,580       632,857   $  5,906,314
Reinvested dividends.       7,985        63,642        5,044        49,982      4,165          33,152           431          4,268
Shares redeemed          (203,235)   (1,664,744)    (155,624)   (1,356,697)  (479,600)**   (3,946,924)**   (568,750)    (5,278,347)
                         --------   -----------   ----------  ------------   --------    ------------    ----------   ------------
Net increase (decrease)   559,650   $ 4,752,495      109,935  $  1,121,530    124,901    $  1,074,808        64,538   $    632,235
                         ========   ===========   ==========  ============   ========    ============    ==========   ============

                                         STOCK INDEX FUND
                         -------------------------------------------------
                                            CLASS II+
                         -------------------------------------------------
                           FOR THE YEAR ENDED         FOR THE YEAR ENDED
                            OCTOBER 31, 2003           OCTOBER 31, 2002
                         ----------------------   ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                         --------   -----------   ----------  ------------
Shares sold               135,321   $ 1,146,041      292,752  $  2,643,459
Reinvested dividends          624         4,942           29           282
Shares redeemed          (137,165)   (1,096,609)     (71,600)     (632,305)
                         --------   -----------   ----------  ------------
Net increase (decrease)    (1,220)  $    54,374      221,181  $  2,011,436
                         ========   ===========   ==========  ============

----------
+  See Note 2
* Includes automatic conversion of 5,175 shares of Class B shares in the amount of $49,538 to 5,051 shares of Class A shares in the amount of $49,538.
** Includes automatic conversion of 1,482 shares of Class B shares in the amount of $11,323 to 1,473 shares of Class A shares in the amount of $11,323.

                                                               SCIENCE & TECHNOLOGY FUND
                         ------------------------------------------------------------------------------------------------------
                                             CLASS A                                               CLASS B
                         ------------------------------------------------------------------------------------------------------
                           FOR THE YEAR ENDED      FOR THE YEAR ENDED            FOR THE YEAR ENDED       FOR THE YEAR ENDED
                            OCTOBER 31, 2003        OCTOBER 31, 2002              OCTOBER 31, 2003         OCTOBER 31, 2002
                         ---------------------   -------------------------   ------------------------   -----------------------
                          SHARES      AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT       SHARES       AMOUNT
                         --------  -----------   ----------   ------------   --------    ------------   --------   ------------
Shares sold               420,152* $ 1,077,871*     244,541   $    726,756    656,744    $  1,646,747    559,269   $  1,607,887
Reinvested dividends           --           --           --             --         --              --         --             --
Shares redeemed          (284,531)    (700,590)    (134,448)      (384,113)  (600,670)*    (1,494,299)* (541,541)    (1,479,868)
                         --------  -----------   ----------   ------------   --------    ------------   --------   ------------
Net increase (decrease)   135,621  $   377,281      110,093   $    342,643     56,074    $    152,448     17,728   $    128,019
                         ========  ===========   ==========   ============   ========    ============   ========   ============

                                                               SCIENCE & TECHNOLOGY FUND
                         -------------------------------------------------   --------------------------------------------------
                                           CLASS II+                                               CLASS I
                         -------------------------------------------------   --------------------------------------------------
                           FOR THE YEAR ENDED      FOR THE YEAR ENDED            FOR THE YEAR ENDED       FOR THE YEAR ENDED
                            OCTOBER 31, 2003        OCTOBER 31, 2002              OCTOBER 31, 2003         OCTOBER 31, 2002
                         ---------------------   -------------------------   ------------------------   -----------------------
                          SHARES      AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT       SHARES       AMOUNT
                         --------  -----------   ----------   ------------   --------    ------------   --------   ------------
Shares sold               166,548  $   416,513       63,024   $    193,961         --    $         --     33,747   $    116,738
Reinvested dividends           --           --           --             --         --              --         --             --
Shares redeemed          (122,433)    (298,834)     (94,353)      (248,758)        --              --   (224,586)      (790,279)
                         --------  -----------   ----------   ------------   --------    ------------   --------   ------------
Net increase (decrease)    44,115  $   117,679      (31,329)  $    (54,797)        --    $         --   (190,839)  $   (673,541)
                         ========  ===========   ==========   ============   ========    ============   ========   ============

                                                           AGGRESSIVE GROWTH LIFESTAGE FUND
                         -------------------------------------------------   --------------------------------------------------
                                            CLASS A                                                CLASS B
                         -------------------------------------------------   --------------------------------------------------
                           FOR THE YEAR ENDED      FOR THE YEAR ENDED            FOR THE YEAR ENDED       FOR THE YEAR ENDED
                            OCTOBER 31, 2003        OCTOBER 31, 2002              OCTOBER 31, 2003         OCTOBER 31, 2002
                         ---------------------   -------------------------   ------------------------   -----------------------
                          SHARES      AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT       SHARES       AMOUNT
                         --------  -----------   ----------   ------------   --------    ------------   --------   ------------
Shares sold                58,064**$   393,023**     93,914   $    714,141    173,395    $  1,169,909    193,588   $  1,476,309
Reinvested dividends        6,081       38,374        4,135         34,526      9,328          59,139      2,073         17,106
Shares redeemed           (35,804)    (241,650)     (90,472)      (703,615)  (209,485)**   (1,423,777)**(272,106)    (2,014,498)
                         --------  -----------   ----------   ------------   --------    ------------   --------   ------------
Net increase (decrease)    28,341  $   189,747        7,577   $     45,052    (26,762)   $   (194,729)   (76,445)  $   (521,083)
                         ========  ===========   ==========   ============   ========    ============   ========   ============

                                                           AGGRESSIVE GROWTH LIFESTAGE FUND
                         -------------------------------------------------   --------------------------------------------------
                                           CLASS II+                                               CLASS I
                         -------------------------------------------------   --------------------------------------------------
                           FOR THE YEAR ENDED      FOR THE YEAR ENDED            FOR THE YEAR ENDED       FOR THE YEAR ENDED
                            OCTOBER 31, 2003        OCTOBER 31, 2002              OCTOBER 31, 2003         OCTOBER 31, 2002
                         ---------------------   -------------------------   ------------------------   -----------------------
                          SHARES      AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT       SHARES       AMOUNT
                         --------  -----------   ----------   ------------   --------    ------------   --------   ------------
Shares sold                36,095  $   248,046       45,563   $    380,095    358,945    $  2,441,733    280,983   $  2,138,818
Reinvested dividends          257        1,644           41            344     13,775          87,062      7,447         61,214
Shares redeemed           (12,298)     (83,537)     (31,487)      (275,989)  (196,222)     (1,365,993)   (79,390)      (587,171)
                         --------  -----------   ----------   ------------   --------    ------------   --------   ------------
Net increase (decrease)    24,054  $   166,153       14,117   $    104,450    176,498    $  1,162,802    209,040   $  1,612,861
                         ========  ===========   ==========   ============   ========    ============   ========   ============

----------
+  See Note 2
* Includes automatic conversion of 13,086 shares of Class B shares in the amount of $30,684 to 13,064 shares of Class A shares in the amount of $30,684.
** Includes automatic conversion of 1,270 shares of Class B shares in the amount of $8,229 to 1,273 shares of Class A shares in the amount of $8,229.

                                                              MODERATE GROWTH LIFESTAGE FUND
                        ---------------------------------------------------------------------------------------------------------
                                              CLASS A                                      CLASS B
                        --------------------------------------------------  -----------------------------------------------------
                           FOR THE YEAR ENDED         FOR THE YEAR ENDED        FOR THE YEAR ENDED           FOR THE YEAR ENDED
                            OCTOBER 31, 2003           OCTOBER 31, 2002          OCTOBER 31, 2003             OCTOBER 31, 2002
                        ------------------------    ----------------------  --------------------------     ----------------------
                          SHARES       AMOUNT        SHARES       AMOUNT     SHARES          AMOUNT         SHARES      AMOUNT
                        ---------    -----------    --------   -----------  ---------     ------------     --------  ------------
Shares sold               232,971*   $ 1,886,344*    121,248   $   997,231    249,860     $  1,994,140      261,161  $  2,203,318
Reinvested dividends        7,877         58,996       5,608        50,695     13,846          104,263        8,440        76,638
Shares redeemed           (66,147)      (523,944)    (79,893)     (691,063)  (235,930)*     (1,859,332)*   (206,329)   (1,753,040)
                        ---------    -----------    --------   -----------  ---------     ------------     --------  ------------
Net increase (decrease)   174,701    $ 1,421,396      46,963   $   356,863     27,776     $    239,071       63,272  $    526,916
                        =========    ===========    ========   ===========  =========     ============     ========  ============

                                                               MODERATE GROWTH LIFESTAGE FUND
                        ---------------------------------------------------------------------------------------------------------
                                             CLASS II+                                               CLASS I
                        --------------------------------------------------  -----------------------------------------------------
                           FOR THE YEAR ENDED         FOR THE YEAR ENDED        FOR THE YEAR ENDED           FOR THE YEAR ENDED
                            OCTOBER 31, 2003           OCTOBER 31, 2002          OCTOBER 31, 2003             OCTOBER 31, 2002
                        ------------------------    ----------------------  --------------------------     ----------------------
                          SHARES       AMOUNT        SHARES       AMOUNT     SHARES          AMOUNT         SHARES      AMOUNT
                        ---------    -----------    --------   -----------  ---------     ------------     --------  ------------
Shares sold                94,697    $   753,188      67,822   $   582,164    635,848     $  5,055,913      672,505  $  5,764,807
Reinvested dividends        1,166          8,792         481         4,379     25,881          193,593       14,350       129,438
Shares redeemed           (41,656)      (328,159)    (24,662)     (206,397)  (283,315)      (2,293,000)    (238,088)   (2,026,639)
                        ---------    -----------    --------   -----------  ---------     ------------     --------  ------------
Net increase (decrease)    54,207    $   433,821      43,641   $   380,146    378,414     $  2,956,506      448,767  $  3,867,606
                        =========    ===========    ========   ===========  =========     ============     ========  ============

                                                             CONSERVATION GROWTH LIFESTAGE FUND
                        ---------------------------------------------------------------------------------------------------------
                                             CLASS A                                                 CLASS B
                        --------------------------------------------------  -----------------------------------------------------
                           FOR THE YEAR ENDED         FOR THE YEAR ENDED        FOR THE YEAR ENDED           FOR THE YEAR ENDED
                            OCTOBER 31, 2003           OCTOBER 31, 2002          OCTOBER 31, 2003             OCTOBER 31, 2002
                        ------------------------    ----------------------  --------------------------     ----------------------
                          SHARES       AMOUNT        SHARES       AMOUNT     SHARES          AMOUNT         SHARES      AMOUNT
                        ---------    -----------    --------   -----------  ---------     ------------     --------  ------------
Shares sold               333,339**  $ 2,967,854**   151,857   $ 1,331,153    154,401     $  1,357,475      152,122  $  1,346,548
Reinvested dividends       12,002         98,893       8,165        76,020     13,832          114,663       13,082       127,052
Shares redeemed           (56,752)      (493,137)    (89,989)     (808,598)  (237,425)**    (2,033,959)**  (342,458)   (3,097,024)
                        ---------    -----------    --------   -----------  ---------     ------------     --------  ------------
Net increase (decrease)   288,589    $ 2,573,610      70,033   $   598,575    (69,192)    $   (561,821)    (177,254) $ (1,623,424)
                        =========    ===========    ========   ===========  =========     ============     ========  ============

                                                              CONSERVATION GROWTH LIFESTAGE FUND
                        ---------------------------------------------------------------------------------------------------------
                                             CLASS II+                                               CLASS I
                        --------------------------------------------------  -----------------------------------------------------
                           FOR THE YEAR ENDED         FOR THE YEAR ENDED        FOR THE YEAR ENDED           FOR THE YEAR ENDED
                            OCTOBER 31, 2003           OCTOBER 31, 2002          OCTOBER 31, 2003             OCTOBER 31, 2002
                        ------------------------    ----------------------  --------------------------     ----------------------
                          SHARES       AMOUNT        SHARES       AMOUNT     SHARES          AMOUNT         SHARES      AMOUNT
                        ---------    -----------    --------   -----------  ---------     ------------     --------  ------------
Shares sold                63,905    $   548,541      94,644   $   839,800    172,901     $  1,506,225      175,836  $  1,599,196
Reinvested dividends        2,663         22,160         950         8,928     18,285          150,668       13,749       128,001
Shares redeemed           (33,713)      (299,557)    (19,358)     (170,559)  (270,955)      (2,409,920)     (61,696)     (557,703)
                        ---------    -----------    --------   -----------  ---------     ------------     --------  ------------
Net increase (decrease)    32,855    $   271,144      76,236   $   678,169    (79,769)    $   (753,027)     127,889  $  1,169,494
                        =========    ===========    ========   ===========  =========     ============     ========  ============

----------
+  See Note 2
* Includes automatic conversion of 392 shares of Class B shares in the amount of $3,278 to 392 shares of Class A shares in the amount of $3,278.
** Includes automatic conversion of 3,000 shares of Class B shares in the amount of $26,706 to 3,008 shares of Class A shares in the amount of $26,706.

NOTE 9.  EXPENSE REDUCTIONS

         Through expense offset arrangements, resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. For the period ended October 31, 2003, the Science & Technology Fund received expense reductions in the amount of $2,354.

NOTE 10. DIRECTORS' RETIREMENT PLAN

         The Directors of the SunAmerica Strategic Investment Series, Inc. have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the SunAmerica mutual funds (an "Eligible Director") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before age 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.5%.

                                                      RETIREMENT PLAN   RETIREMENT PLAN
                                                         LIABILITY          EXPENSE
                                                      ---------------   ---------------
                                                           AS OF OCTOBER 31, 2003
                                                      ---------------------------------
         Biotech/Health Fund                             $  4,276          $  1,647
         Tax Managed Equity Fund                            9,757             2,487
         Stock Index Fund                                   1,589             1,095
         Science & Technology Fund                            595               369
         Aggressive Growth Lifestage Fund                     634               634
         Moderate Growth Lifestage Fund                       934               934
         Conservative Growth Lifestage Fund                   608               608

NOTE 11. COMMITMENTS AND CONTINGENCIES

         The SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit, which is included in interest expense of the statement of operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. During the year ended October 31, 2003, none of the Funds participated in the lines of credit agreement.

         The Funds, pursuant to exemptive relief granted by the Securities and Exchange Commission are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended October 31, 2003 none of the Funds participated in this program.

NOTE 12. OTHER INFORMATION

         On October 30, 2003, the Board of Directors approved the liquidation of the Stock Index Fund and Science & Technology Fund. The Board of Directors also approved the reorganizations of the Aggressive Growth LifeStage Fund into the SunAmerica Style Select Series, Inc. Focused Equity Strategy Portfolio and Moderate and Conservative Growth LifeStage Funds into the SunAmerica Style Select Series, Inc. Focused Balanced Strategy Portfolio. In addition, the Board of Directors approved the reorganization of the Biotech/Health Fund and Tax Managed Equity Fund into newly created portfolios of SunAmerica Equity Funds.

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of SunAmerica Strategic Investment Series, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Biotech/Health Fund, Tax Managed Equity Fund, SunAmerica Stock Index Fund, SunAmerica Science & Technology Fund, SunAmerica Aggressive Growth LifeStage Fund, SunAmerica Moderate Growth LifeStage Fund and SunAmerica Conservative Growth LifeStage Fund (seven of the portfolios constituting SunAmerica Strategic Investment Series, Inc., hereafter referred to as the "Fund") at October 31, 2003, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 17, 2003

DIRECTOR INFORMATION -- (UNAUDITED)

    The following table contains basic information regarding the Directors that oversee operations of the Funds and other investment companies within the fund complex.

                                                                               NUMBER OF
                                     TERM OF                                    FUNDS IN
                         POSITION   OFFICE AND                                    FUND                    OTHER
NAME,                   HELD WITH   LENGTH OF                                   COMPLEX                DIRECTORSHIPS
ADDRESS AND             SUNAMERICA    TIME          PRINCIPAL OCCUPATIONS     OVERSEEN BY                 HELD BY
DATE OF BIRTH*           COMPLEX     SERVED(4)       DURING PAST 5 YEARS       DIRECTOR(1)              DIRECTOR(2)
----------------------  ----------  ----------   ---------------------------  ------------  ---------------------------------
S. James Coppersmith    Director    1999-        Retired.                         46        Director of BJ's Wholesale
DOB: February 21, 1933              present                                                 Club, Inc.; Director, Boston
                                                                                            Stock Exchange.

Judith L. Craven        Director    2001-        Retired Administrator.           75        Director, A.G. Belo Corporation
DOB: October 6, 1945                present                                                 (1992 to present); Director,
                                                                                            Sysco Corporation (1996 to
                                                                                            present); Director, Luby's Inc.
                                                                                            (1998 to present).

William F. Devin        Director    2001-        Retired.                         75        Member of the Board of Governors,
DOB: December 30, 1938              present                                                 Boston Stock Exchange
                                                                                            (1985-Present).

Samuel M. Eisenstat     Chairman    1999-        Attorney, solo practitioner.     47        Director, North European Oil
DOB: March 7, 1940      of the      present                                                 Royalty Trust.
                        Board

Stephen J. Gutman       Director    1999-        President and Director,          47        None
DOB: May 10, 1943                   present      Beau Brummel-Soho LCC
                                                 (menswear specialty
                                                 retailing and other
                                                 activities) (June 1988
                                                 to present).

Peter A. Harbeck(3)     Director    1999-        President, CEO and Director,     84        None
DOB: January 23, 1954               present      SAAMCo (August 1995 to
                                                 present). Director, SACS
                                                 (August 1993 to present).

                                                                               NUMBER OF
                                     TERM OF                                    FUNDS IN
                         POSITION   OFFICE AND                                    FUND                    OTHER
NAME,                   HELD WITH   LENGTH OF                                   COMPLEX                DIRECTORSHIPS
ADDRESS AND             SUNAMERICA    TIME          PRINCIPAL OCCUPATIONS     OVERSEEN BY                 HELD BY
DATE OF BIRTH*           COMPLEX     SERVED(4)       DURING PAST 5 YEARS       DIRECTOR(1)              DIRECTOR(2)
----------------------  ----------  ----------   ---------------------------  ------------  ---------------------------------
Sebastiano Sterpa       Director    1999-        Founder and Chairman of the      37        Director, Real Estate Business
DOB: July 18, 1929                  present      Board of the Sterpa Group                  Service and Countrywide
                                                 (real estate investment                    Financial.
                                                 and management) (1962
                                                 to present).

----------
* The business address for each Director is the Haborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Style Select Series, Inc. (15 portfolios), SunAmerica Strategic Investment Series, Inc. (7 funds), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC Company I (22 portfolios), VALIC Company II (15 funds) Anchor Pathway Funds (7 series) and Seasons Series Trust (19 portfolios).

(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

(3) Interested Director, as defined in the Investment Company Act of 1940.

(4) Directors serve until their successors are duly elected and qualified, subject to the Board's retirement plan discussed in Note 10 of the financial statements.

Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling
(800) 858-8850.

SHAREHOLDER TAX INFORMATION -- (UNAUDITED)

    Certain tax information regarding the SunAmerica Strategic Investment Series, Inc. is required to be provided to shareholders based upon each Fund's income and distributions for the taxable year ended October 31, 2003. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under separate cover in January 2004.

    During the year ended October 31, 2003 the Funds paid the following dividends:

                                                               NET LONG-TERM
                                                               CAPITAL GAINS
                                                               -------------
Biotech/Health Fund                                                 --
Tax Managed Equity Fund                                             --
Stock Index Fund                                                    --
Science & Technology Fund                                           --
Aggressive Growth LifeStage Fund                                    --
Moderate Growth LifeStage Fund                                      --
Conservative Growth LifeStage Fund                                  --

     For the year ended October 31, 2003, 100% of the dividends paid from ordinary income by Stock Index Fund, Aggressive Growth LifeStage Fund, Moderate Growth LifeStage Fund and Conservative Growth LifeStage Fund, qualified for the 70% dividends received deduction for corporations.

[AIG SUN AMERICA MUTUAL FUNDS LOGO]

        AIG SUNAMERICA ASSET MANAGEMENT CORP.
        HARBORSIDE FINANCIAL CENTER
        3200 PLAZA 5
        JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES
  S. JAMES COPPERSMITH
  JUDITH L. CRAVEN
  WILLIAM F. DEVIN
  SAMUEL M. EISENSTAT
  STEPHEN J. GUTMAN
  PETER A. HARBECK
  SEBASTIANO STERPA

OFFICERS
  ROBERT M. ZAKEM, PRESIDENT AND SECRETARY
  DONNA M. HANDEL, TREASURER
  BRIAN P. CLIFFORD, VICE PRESIDENT
  J. STEVEN NEAMTZ, VICE PRESIDENT
  STEVEN SCHOEPKE, VICE PRESIDENT
  ABBE P. STEIN, VICE PRESIDENT
    AND ASSISTANT SECRETARY
  JOSEPH P. KELLY, ASSISTANT SECRETARY
  THOMAS LYNCH, ASSISTANT SECRETARY
  STACEY V. MORRISON, ASSISTANT SECRETARY
  LAURA E. FILIPPONE, ASSISTANT TREASURER
  GREGORY R. KINGSTON, VICE PRESIDENT AND ASSISTANT TREASURER
  ROBERT CHOPYAK, ASSISTANT TREASURER

INVESTMENT ADVISER
  AIG SUNAMERICA ASSET MANAGEMENT CORP.
  HARBORSIDE FINANCIAL CENTER
  3200 PLAZA 5
  JERSEY CITY, NJ 07311-4992

DISTRIBUTOR
  AIG SUNAMERICA CAPITAL SERVICES, INC.
  HARBORSIDE FINANCIAL CENTER
  3200 PLAZA 5
  JERSEY CITY, NJ 07311-4992

SHAREHOLDER SERVICING AGENT
  AIG SUNAMERICA FUND SERVICES, INC.
  HARBORSIDE FINANCIAL CENTER
  3200 PLAZA 5
  JERSEY CITY, NJ 07311-4992

CUSTODIAN AND TRANSFER AGENT
  STATE STREET BANK AND TRUST COMPANY
  P.O. BOX 219373
  KANSAS CITY, MO 64121

This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

Distributed by:
AIG SunAmerica Capital Services, Inc.


SISAN-10/03

Item 2. Code of Ethics.

The SunAmerica Strategic Investment Series, Inc. has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

Currently, the SunAmerica Strategic Investment Series, Inc. does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b)of Item 3 of Form N-CSR. However, the Board of Directors believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the Fund's financial statements, supervise the Fund's preparation of its financial statements, and oversee the work of the Fund's independent auditors. The Board of Directors is currently seeking an individual who will qualify as an audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Reserved.

Item 9. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, a situation was discovered at the registrant's transfer agent which circumvented internal controls related to abandoned property procedures. The registrant has worked with the transfer agent to develop corrective actions to enhance the internal controls.

Item 10. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Strategic Investment Series, Inc.

By: /s/ Robert M. Zakem
Robert M. Zakem
President
Date: January 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert M. Zakem
Robert M. Zakem
President

Date: January 8, 2004

By: /s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: January 8, 2004